UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-6397

Fidelity California Municipal Trust II
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	February 28

Date of reporting period:	August 31, 2009

Item 1. Reports to Stockholders

Fidelity® California
Municipal Money Market
Fund

Semiannual Report

August 31, 2009

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Proxy Voting Results	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

We've seen a welcome uptick in the global equity markets this spring and summer, as signs of stabilization in some economic indicators have brought many investors back into the marketplace. But there remain other key measures - notably high unemployment and slack consumer spending - that suggest the road back to economic health could still be a bumpy ride. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Abigail P. Johnson

Abigail P. Johnson

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2009 to August 31, 2009).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value March 1, 2009	Ending Account Value August 31, 2009	Expenses Paid During Period* March 1, 2009 to August 31, 2009
Actual	.53%	$ 1,000.00	$ 1,000.40	$ 2.67**
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,022.53	$ 2.70**

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

** If certain fees were not voluntarily waived by FMR or its affiliates during the period, the annualized expense ratio would have been .58% and the expenses paid in the actual and hypothetical examples above would have been $2.92 and $2.96, respectively.

Semiannual Report

Investment Changes (Unaudited)

Maturity Diversification
Days	% of fund's investments 8/31/09	% of fund's investments 2/28/09	% of fund's investments 8/31/08
0 - 30	83.5	85.0	87.5
31 - 90	2.3	2.6	5.9
91 - 180	3.5	8.2	1.7
181 - 397	10.7	4.2	4.9
Weighted Average Maturity
	8/31/09	2/28/09	8/31/08
Fidelity California Municipal Money Market	44 Days	28 Days	25 Days
California Tax-Free Money Market Funds Average*	34 Days	25 Days	34 Days
Asset Allocation (% of fund's net assets)
As of August 31, 2009	As of February 28, 2009
Variable Rate Demand Notes (VRDNs) 74.6%	Variable Rate Demand Notes (VRDNs) 75.5%
Commercial Paper (including CP Mode) 4.8%	Commercial Paper (including CP Mode) 8.3%
Tender Bonds 0.5%	Tender Bonds 0.7%
Municipal Notes 13.7%	Municipal Notes 10.8%
Fidelity Municipal Cash Central Fund 3.7%	Fidelity Municipal Cash Central Fund 1.1%
Other Investments 2.3%	Other Investments 1.5%
Net Other Assets 0.4%	Net Other Assets 2.1%

*Source: iMoneyNet, Inc.

Semiannual Report

Investments August 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 99.6%
	Principal Amount (000s)	Value (000s)
Arizona - 0.1%
Arizona Health Facilities Auth. Rev. (Banner Health Sys. Proj.) Series 2008 E, 0.9%, LOC Landesbank Baden-Wuert, VRDN (a)	$ 5,100	$ 5,100
California - 90.3%
ABAG Fin. Auth. for Nonprofit Corps. Multi-family Hsg. Rev.:
(Miramar Apts. Proj.) Series 2000 A, 0.3%, LOC Fannie Mae, VRDN (a)(d)	15,000	15,000
(Vintage Chateau Proj.) Series A, 0.34%, LOC Union Bank of California, VRDN (a)(d)	11,400	11,400
ABAG Fin. Auth. for Nonprofit Corps. Rev.:
(Eskaton Properties, Inc. Proj.) Series 2008 B, 0.3%, LOC Bank of America NA, VRDN (a)	15,900	15,900
(On Lok Sr. Health Svcs. Proj.) Series 2008, 0.28%, LOC Wells Fargo Bank NA, VRDN (a)	5,110	5,110
(Sharp Healthcare Proj.) Series 2009 A, 0.26%, LOC Bank of America NA, VRDN (a)	19,430	19,430
Acalanes Union High School District BAN Series 2009 A, 3.25% 4/1/10	4,500	4,562
Anaheim Hsg. Auth. Multi-family Hsg. Rev. (Park Vista Apt. Proj.) Series 2000 D, 0.3%, LOC Freddie Mac, VRDN (a)(d)	14,580	14,580
Anaheim Pub. Fing. Auth. Rev. Participating VRDN:
Series BA 08 3035X, 0.49% (Liquidity Facility Bank of America NA) (a)(f)	6,385	6,385
Series ROC II R 781PB, 0.47% (Liquidity Facility Deutsche Postbank AG) (a)(f)	19,005	19,005
Series ROC II R 861, 0.42% (Liquidity Facility Citibank NA) (a)(f)	4,175	4,175
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Participating VRDN Series Putters 3211, 0.27% (Liquidity Facility JPMorgan Chase Bank) (a)(f)	12,980	12,980
Berkeley Unified School District Gen. Oblig. TRAN 3% 11/24/09	10,100	10,142
Bueno Park Multi-family Hsg. Rev. (Walden Glen Apts. Proj.) Series 2000 A, 0.32%, LOC Fannie Mae, VRDN (a)(d)	14,288	14,288
California Cmnty. College Fing. Auth. Cmnty. College League TRAN 1.75% 12/1/09 (g)	13,200	13,221
California Cmnty. College Fing. Auth. Rev. TRAN:
Series 2009 A, 2% 6/30/10	23,300	23,500
Series 2009 D, 2.25% 6/30/10	7,800	7,864
California Cmntys. Note Prog. TRAN Series 2009 A3, 2% 6/30/10	11,200	11,346
California Dept. of Wtr. Resources Central Valley Proj. Rev. Series 1, 0.45% 11/23/09, CP	1,705	1,705
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Dept. of Wtr. Resources Pwr. Supply Rev.:
Bonds Series 2002 A, 5.25% 5/1/10	$ 11,355	$ 11,712
Series 2002 B4, 0.15%, LOC Bayerische Landesbank Girozentrale, VRDN (a)	33,050	33,050
Series 2002 B6, 0.2%, LOC State Street Bank & Trust Co., Boston, VRDN (a)	4,250	4,250
Series 2002 C10, 0.23%, LOC Landesbank Hessen-Thuringen, VRDN (a)	26,375	26,375
Series 2002 C4, 0.2%, LOC JPMorgan Chase Bank, LOC California Teachers Retirement Sys., VRDN (a)	48,800	48,800
Series 2002 C8, 0.1%, LOC Bayerische Landesbank Girozentrale, VRDN (a)	72,775	72,775
Series 2005 F2, 0.12%, LOC JPMorgan Chase Bank, LOC Societe Generale, VRDN (a)	3,700	3,700
California Dept. of Wtr. Resources Wtr. Rev. Participating VRDN Series BBT 08 28, 0.21% (Liquidity Facility Branch Banking & Trust Co.) (a)(f)	7,260	7,260
California Ed. Notes Prog. TRAN Series 2009 A, 2% 7/30/10	27,865	28,230
California Edl. Facilities Auth. Rev.:
Bonds (Stanford Univ. Proj.) Series S4, 0.4% tender 2/16/10, CP mode	8,600	8,600
Participating VRDN:
Series MS 3067, 0.29% (Liquidity Facility Morgan Stanley) (a)(f)	13,000	13,000
Series Putters 3506, 0.27% (Liquidity Facility JPMorgan Chase Bank) (a)(f)	10,230	10,230
Series Putters 3526, 0.2% (Liquidity Facility JPMorgan Chase Bank) (a)(f)	2,350	2,350
California Gen. Oblig.:
Bonds:
5.5% 9/1/29 (Pre-Refunded to 9/1/09 @ 101) (e)	10,000	10,100
5.75% 3/1/19 (Pre-Refunded to 3/1/10 @ 101) (e)	10,290	10,666
Participating VRDN Series Solar 05 4, 0.39% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(f)	11,500	11,500
Series 2003 B2, 0.23%, LOC Bank of New York, New York, LOC BNP Paribas SA, VRDN (a)	37,000	37,000
Series 2003 B3, 0.2%, LOC Bank of New York, New York, LOC BNP Paribas SA, VRDN (a)	19,000	19,000
Series 2003 B4, 0.23%, LOC Bank of New York, New York, LOC BNP Paribas SA, VRDN (a)	12,100	12,100
Series 2003 C2, 0.23%, LOC Landesbank Hessen-Thuringen, LOC Bank of America NA, VRDN (a)	14,100	14,100
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Gen. Oblig.: - continued
Series 2004 A7, 0.27%, LOC Citibank NA, LOC California Teachers Retirement Sys., VRDN (a)	$ 6,390	$ 6,390
Series 2004 B5, 0.2%, LOC Citibank NA, LOC State Street Bank & Trust Co., Boston, VRDN (a)	3,395	3,395
Series 2005 A1, 0.5%, LOC Fortis Banque SA, VRDN (a)	29,060	29,060
Series 2005 A2, 0.2%, LOC Calyon SA, VRDN (a)	49,265	49,265
Series 2005 B3, 0.23%, LOC JPMorgan Chase Bank, VRDN (a)	22,100	22,100
Series 2005 B4, 0.2%, LOC JPMorgan Chase Bank, VRDN (a)	19,020	19,020
California Health Facilities Fing. Auth. Rev.:
Bonds (Stanford Hosp. and Clinics Proj.) Series 2008 A1, 0.55%, tender 6/16/10 (a)	14,000	14,000
(Catholic Healthcare West Proj.):
Series 2005 H, 0.26%, LOC Bank of America NA, VRDN (a)	1,800	1,800
Series 2008 A, 0.26%, LOC Bank of America NA, VRDN (a)	50,850	50,850
Series 2008 F, 0.24%, LOC Bank of America NA, VRDN (a)	8,600	8,600
(Children's Hosp. of Orange County Proj.) Series 2009 C, 0.21%, LOC U.S. Bank NA, Minnesota, VRDN (a)	14,500	14,500
(Scripps Health Proj.) Series 2008 E, 0.26%, LOC Bank of America NA, VRDN (a)	4,900	4,900
California Infrastructure & Econ. Dev. Bank Rev.:
Bonds:
(J. Paul Getty Trust Co. Proj.) Series 2003 B, 0.6% tender 9/3/09, CP mode	3,000	3,000
(The J. Paul Getty Trust Proj.) Series 2007 A2, 0.5%, tender 4/1/10 (a)	9,000	9,000
(Betts Spring Co. Proj.) Series 2008, 0.45%, LOC Bank of America NA, VRDN (a)(d)	10,000	10,000
(California Academy of Sciences Proj.) Series 2008 A, 0.1%, LOC U.S. Bank NA, Minnesota, VRDN (a)	12,550	12,550
(JSerra Catholic High School Proj.) Series 2009 A, 0.2%, LOC Wells Fargo Bank NA, San Francisco, VRDN (a)	8,400	8,400
(Olam West Coast, Inc. Proj.) Series 2009, 0.35%, LOC Harris NA, VRDN (a)	10,000	10,000
(Orange County Performing Arts Ctr. Proj.):
Series 2008 A, 0.1%, LOC Bank of America NA, VRDN (a)	12,100	12,100
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Infrastructure & Econ. Dev. Bank Rev.: - continued
(Orange County Performing Arts Ctr. Proj.):
Series 2008 B, 0.18%, LOC Wells Fargo Bank NA, VRDN (a)	$ 20,000	$ 20,000
(Pacific Gas and Elec. Co. Proj.) Series 2009 A, 0.2%, LOC Wells Fargo Bank NA, San Francisco, VRDN (a)	12,855	12,855
(RAND Corp. Proj.) Series 2008 B, 0.1%, LOC Bank of America NA, VRDN (a)	7,300	7,300
(The American Nat'l. Red Cross Proj.) Series 2008, 0.19%, LOC U.S. Bank NA, Minnesota, VRDN (a)	4,985	4,985
(The Contemporary Jewish Museum Proj.) Series 2006, 0.12%, LOC Bank of America NA, VRDN (a)	3,055	3,055
California Muni. Fin. Auth. Solid Waste Rev. (Allied Waste North America, Inc. Proj.) Series 2008 B, 0.38%, LOC Bank of America NA, VRDN (a)(d)	51,750	51,750
California Poll. Cont. Fing. Auth. Ctfs. of Prtn. (Pacific Gas & Elec. Co. Proj.) Series 1997 B, 0.14%, LOC JPMorgan Chase Bank, VRDN (a)(d)	16,690	16,690
California Poll. Cont. Fing. Auth. Envir. Impt. Rev.:
(Air Products & Chemicals Proj.) Series 1997 B, 0.2%, VRDN (a)(d)	32,000	32,000
(Atlantic Richfield Co. Proj.) Series 1997 A, 0.3% (BP PLC Guaranteed), VRDN (a)(d)	6,625	6,625
(Browning Ferris Ind. Proj.) Series 1997 B, 0.3%, LOC Bank of America NA, VRDN (a)(d)	10,000	10,000
California Poll. Cont. Fing. Auth. Resource Recovery Rev.:
(Atlantic Richfield Co. Proj.) Series 1994 A, 0.14% (BP PLC Guaranteed), VRDN (a)(d)	13,200	13,200
(Burney Forest Prod. Proj.) 0.18%, LOC Union Bank of California, VRDN (a)(d)	9,500	9,500
California State Univ. Rev. Series 2001 A:
0.3% 9/10/09, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	4,010	4,010
0.3% 9/10/09, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	6,030	6,030
California Statewide Cmntys. Dev. Auth. Indl. Dev. Rev. (Arthurmade Plastics, Inc. Proj.) Series 2000 A, 0.45%, LOC Bank of America NA, VRDN (a)(d)	2,600	2,600
California Statewide Cmntys. Dev. Auth. Multi-family Hsg. Rev.:
(Aegis of Aptos Proj.) Series 1998-Y 0.33%, LOC Fannie Mae, VRDN (a)(d)	7,350	7,350
(Bristol Apts. Proj.) Series Z, 0.33%, LOC Freddie Mac, VRDN (a)(d)	9,500	9,500
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Statewide Cmntys. Dev. Auth. Multi-family Hsg. Rev.: - continued
(Canyon Creek Apts. Proj.) Series 1995 C, 0.3%, LOC Fannie Mae, VRDN (a)(d)	$ 17,300	$ 17,300
(Coventry Place Apts. Proj.) Series 2002 JJ, 0.31%, LOC Fannie Mae, VRDN (a)(d)	5,165	5,165
(Crocker Oaks Apts. Proj.) Series 2001 H, 0.33%, LOC Fannie Mae, VRDN (a)(d)	6,750	6,750
(Crystal View Apt. Proj.) Series A, 0.3%, LOC Fannie Mae, VRDN (a)(d)	20,000	20,000
(Grove Apts. Proj.) Series X, 0.33%, LOC Fannie Mae, VRDN (a)(d)	6,150	6,150
(Heritage Park Apts. Proj.) Series 2008 C, 0.3%, LOC Freddie Mac, VRDN (a)(d)	11,000	11,000
(Irvine Apt. Cmntys. LP Proj.):
Series 2001 W1, 0.2%, LOC Wells Fargo Bank NA, VRDN (a)(d)	17,900	17,900
Series 2001 W2, 0.2%, LOC Wells Fargo Bank NA, VRDN (a)(d)	31,438	31,438
Series 2001 W3, 0.2%, LOC Wells Fargo Bank NA, VRDN (a)(d)	18,000	18,000
(Maple Square Apt. Proj.) Series AA, 0.37%, LOC Citibank NA, VRDN (a)(d)	9,800	9,800
(Marlin Cove Apts. Proj.) Series V, 0.3%, LOC Fannie Mae, VRDN (a)(d)	34,000	34,000
(Northwest Gateway Apts. Proj.) Series 2004 C, 0.3%, LOC Fannie Mae, VRDN (a)(d)	41,800	41,800
(Northwood Apts. Proj.) Series N, 0.33%, LOC Freddie Mac, VRDN (a)(d)	5,000	5,000
(Parkside Terrace Apts. Proj.) Series 2008 E, 0.36%, LOC Freddie Mac, VRDN (a)(d)	10,000	10,000
(River Run Sr. Apts. Proj.) Series LL, 0.32%, LOC Fannie Mae, VRDN (a)(d)	13,505	13,505
(Salvation Army S.F. Proj.) 0.45%, LOC Fannie Mae, VRDN (a)(d)	17,345	17,345
(Sunrise Fresno Proj.) Series B, 0.33%, LOC Fannie Mae, VRDN (a)(d)	5,500	5,500
(Terraces at Park Marino Proj.) Series I, 0.37%, LOC California Teachers Retirement Sys., VRDN (a)(d)	6,530	6,530
(The Crossings Sr. Apts./ Phase II Proj.) Series J, 0.3%, LOC Fannie Mae, VRDN (a)(d)	14,130	14,130
(Vineyard Creek Apts. Proj.) Series O, 0.32%, LOC Fannie Mae, VRDN (a)(d)	12,452	12,452
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Statewide Cmntys. Dev. Auth. Multi-family Hsg. Rev.: - continued
(Vista Del Monte Proj.) Series QQ, 0.32%, LOC Fannie Mae, VRDN (a)(d)	$ 13,850	$ 13,850
(Vizcaya Apts. Proj.) Series B, 0.31%, LOC Freddie Mac, VRDN (a)(d)	22,200	22,200
(Wilshire Court Proj.) Series M, 0.3%, LOC Fannie Mae, VRDN (a)(d)	32,500	32,495
California Statewide Cmntys. Dev. Auth. Rev.:
(Childrens Hosp. Los Angeles Proj.):
Series 2008 A, 0.21%, LOC Bank of America NA, VRDN (a)	1,900	1,900
Series 2008 C, 0.12%, LOC Bank of America NA, VRDN (a)	6,300	6,300
(Cottage Health Sys. Obligated Group Proj.):
Series 2008 D, 0.16%, LOC Wells Fargo Bank NA, VRDN (a)	28,000	28,000
Series 2008 E, 0.16%, LOC Wells Fargo Bank NA, VRDN (a)	21,990	21,990
(Country Crest Proj.) Series 2001, 0.2%, LOC Banco Santander SA, VRDN (a)	9,445	9,445
(JTF Enterprises LLC Proj.) Series 1996 A, 0.65%, LOC Bank of America NA, VRDN (a)(d)	3,000	3,000
(Los Angeles County Museum of Art Proj.):
Series 2008 A, 0.21%, LOC Wells Fargo Bank NA, VRDN (a)	31,000	31,000
Series 2008 C, 0.2%, LOC Wells Fargo Bank NA, VRDN (a)	55,200	55,200
Series 2008 E, 0.2%, LOC Wells Fargo Bank NA, VRDN (a)	28,000	28,000
(Motion Picture & Television Fund Proj.) Series 2001 A, 0.2%, LOC BNP Paribas SA, VRDN (a)	2,200	2,200
(Oakmont Stockton Proj.) Series 1997 C, 0.32%, LOC Fed. Home Ln. Bank, San Francisco, VRDN (a)(d)	5,960	5,960
California Statewide Cmntys. Dev. Corp. Rev.:
(Merrill Packaging Proj.) 0.65%, LOC Wells Fargo Bank NA, VRDN (a)(d)	680	680
(Rix Industries Proj.) Series 1996 I, 0.65%, LOC Wells Fargo Bank NA, VRDN (a)(d)	960	960
(Supreme Truck Bodies of California Proj.) 0.65%, LOC JPMorgan Chase Bank, VRDN (a)(d)	375	375
Camarillo City Multi-Family Hsg. Rev. (Hacienda de Camarillo Proj.) Series 1996, 0.31%, LOC Fannie Mae, VRDN (a)(d)	600	600
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
Carlsbad Unified School District Participating VRDN Series WF 09 22Z, 0.25% (Liquidity Facility Wells Fargo & Co.) (a)(f)	$ 9,870	$ 9,870
Castaic Lake Wtr. Agcy. Ctfs. of Prtn. (1994 Rfdg. Proj.) Series 2008 A, 0.19%, LOC Wells Fargo Bank NA, VRDN (a)	6,985	6,985
Chula Vista Ind. Dev. Rev. (San Diego Gas & Elec. Co. Proj.):
Series 2004 F, 0.2%, VRDN (a)(d)	50,000	50,000
Series 2006 A, 0.18%, VRDN (a)	94,020	94,020
Chula Vista Multi-Family Hsg. Rev. (Teresina Apts. Proj.) Series 2006 A, 0.28%, LOC Fannie Mae, VRDN (a)(d)	18,970	18,970
Contra Costa County Multi-family Hsg. Rev.:
(Avalon Walnut Creek Contra Costa Centre Proj.) Series 2008 A, 0.25%, LOC Bank of America NA, VRDN (a)	10,000	10,000
(Park Regency Proj.) Series 2003 F, 0.28%, LOC Fannie Mae, VRDN (a)(d)	5,000	5,000
Costa Mesa Redev. Agcy. Multi-family Hsg. (Family Village Apts. Proj.) Series 1994 A, 0.21%, LOC Bank of America NA, VRDN (a)	1,400	1,400
Dublin Hsg. Auth. Multi-Family Hsg. Rev. (Park Sierra Iron Horse Trail Proj.) Series 1998-A, 0.3%, LOC Freddie Mac, VRDN (a)(d)	28,700	28,700
East Bay Muni. Util. District Wastewtr. Sys. Rev. Participating VRDN Series EBL 07 0072, 0.39% (Liquidity Facility Citibank NA) (a)(f)	6,600	6,600
East Bay Muni. Util. District Wtr. Sys. Rev.:
Participating VRDN:
Series EGL 7 05 0045, 0.39% (Liquidity Facility Citibank NA) (a)(f)	19,800	19,800
Series ROC II R 10397, 0.39% (Liquidity Facility Citibank NA) (a)(f)	6,500	6,500
Series 2008 B1, 0.5% (Liquidity Facility Landesbank Baden-Wuert), VRDN (a)	38,800	38,800
Series 2008 B2, 0.5% (Liquidity Facility Landesbank Baden-Wuert), VRDN (a)	11,000	11,000
Series 2008 B3, 0.5% (Liquidity Facility Landesbank Baden-Wuert), VRDN (a)	2,100	2,100
Fremont Gen. Oblig. TRAN 3% 9/29/09	15,300	15,315
Fresno Rev. (Trinity Health Cr. Proj.) Series 2000 C, 0.23% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	76,200	76,200
Irvine Ranch Wtr. District Rev. (District #105 Impt. Proj.) Series 2008 B, 0.6%, LOC Landesbank Baden-Wuert, VRDN (a)	38,765	38,765
Kern County Board of Ed. TRAN 2% 6/30/10	12,000	12,124
Livermore Gen. Oblig. TRAN 3.5% 11/2/09	10,850	10,873
Livermore Multi-family Mtg. Rev. (Portola Meadows Apts. Proj.) 0.45%, LOC Freddie Mac, VRDN (a)(d)	7,125	7,125
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
Long Beach Hbr. Rev. Participating VRDN Series SG 147, 0.34% (Liquidity Facility Societe Generale) (a)(d)(f)	$ 9,890	$ 9,890
Los Angeles Cmnty. College District Participating VRDN Series WF 09 8C, 0.25% (Liquidity Facility Wells Fargo & Co.) (a)(f)	19,840	19,840
Los Angeles Cmnty. Redev. Agcy. Multi-family Hsg. Rev.:
(Hollywood & Vine Apts. Proj.) Series A, 0.3%, LOC Fannie Mae, VRDN (a)(d)	95,600	95,600
(Wilshire Station Apts. Proj.):
Series 2003 A, 0.31%, LOC Bank of America NA, VRDN (a)(d)	22,500	22,500
Series 2006 A, 0.31%, LOC Bank of America NA, VRDN (a)(d)	4,300	4,300
Series A, 0.31%, LOC Bank of America NA, VRDN (a)(d)	4,000	4,000
Los Angeles County Gen. Oblig. TRAN 2.5% 6/30/10	62,100	62,966
Los Angeles County Hsg. Auth. Multi-family Hsg. Rev. (Park Sierra Apts. Proj.) Series 1986 A, 0.5%, LOC Freddie Mac, VRDN (a)(d)	19,000	19,000
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev.:
Bonds (Proposition C-2nd Tier Proj.) Series 2009 D, 2% 7/1/10	10,140	10,265
Participating VRDN Series EGL 03 27, 0.39% (Liquidity Facility Citibank NA) (a)(f)	14,850	14,850
Series 2009 C1, 0.2%, LOC Sumitomo Mitsui Banking Corp., VRDN (a)	14,700	14,700
Series 2009 C2, 0.15%, LOC U.S. Bank NA, Minnesota, VRDN (a)	11,225	11,225
Series 2009 C4, 0.15%, LOC U.S. Bank NA, Minnesota, VRDN (a)	5,350	5,350
Los Angeles County Schools Pooled Fing. Prog. Ctfs. of Prtn. TRAN Series A, 2.5% 6/30/10	14,700	14,899
Los Angeles Dept. of Wtr. & Pwr. Rev.:
Participating VRDN:
Series EGL 06 10 Class A, 0.39% (Liquidity Facility Citibank NA) (a)(f)	15,600	15,600
Series EGL 7 05 3026, 0.39% (Liquidity Facility Citibank NA) (a)(f)	17,900	17,900
Series Putters 3332, 0.27% (Liquidity Facility JPMorgan Chase Bank) (a)(f)	6,660	6,660
Series ROC II R 500, 0.39% (Liquidity Facility Citibank NA) (a)(f)	20,900	20,900
Series 2001 B2, 0.18% (Liquidity Facility Royal Bank of Canada) (Liquidity Facility California Pub. Employees' Retirement Sys.), VRDN (a)	31,300	31,300
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
Los Angeles Dept. of Wtr. & Pwr. Rev.: - continued
Series 2001 B5, 0.15% (Liquidity Facility Royal Bank of Canada) (Liquidity Facility California Pub. Employees' Retirement Sys.), VRDN (a)	$ 41,400	$ 41,400
Series 2001 B7, 0.15% (Liquidity Facility Royal Bank of Canada) (Liquidity Facility California Pub. Employees' Retirement Sys.), VRDN (a)	17,500	17,500
Series 2002 A7, 0.24% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	22,200	22,200
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev.:
Participating VRDN:
Series EGL 06 0044, 0.39% (Liquidity Facility Citibank NA) (a)(f)	13,950	13,950
Series EGL 06 0067, 0.39% (Liquidity Facility Citibank NA) (a)(f)	51,365	51,365
Series EGL 06 34 Class A, 0.39% (Liquidity Facility Citibank NA) (a)(f)	21,110	21,110
Series Putters 3310, 0.27% (Liquidity Facility JPMorgan Chase Bank) (a)(f)	2,800	2,800
Series Solar 06 48, 0.24% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(f)	15,500	15,500
Series 2001 B4, 0.15% (Liquidity Facility Wells Fargo Bank NA), VRDN (a)	4,000	4,000
Los Angeles Gen. Oblig. TRAN Series 2009:
2.5% 2/26/10	51,200	51,716
2.5% 4/28/10	51,000	51,682
Los Angeles Habor Dept. Rev. Participating VRDN Series Putters 3520, 0.27% (Liquidity Facility JPMorgan Chase Bank) (a)(f)	6,095	6,095
Los Angeles Hbr. Dept. Rev. Participating VRDN Series DB 634, 0.34% (Liquidity Facility Deutsche Bank AG) (a)(d)(f)	14,780	14,780
Los Angeles Multi-family Hsg. Rev. (Channel Gateway Apts. Proj.) Series 1989 B, 0.47%, LOC Freddie Mac, VRDN (a)(d)	67,700	67,700
Los Angeles Muni. Impt. Corp. Lease Rev. Series 2004 A2, 0.4% 10/9/09, LOC Bank of America NA, CP	5,500	5,500
Los Angeles Unified School District:
Participating VRDN:
Series BA 08 1049, 0.49% (Liquidity Facility Bank of America NA) (a)(f)	16,200	16,200
Series EGL 06 88 Class A, 0.39% (Liquidity Facility Citibank NA) (a)(f)	12,315	12,315
Series EGL 07 0061, 0.39% (Liquidity Facility Citibank NA) (a)(f)	14,500	14,500
TRAN Series A, 2% 8/12/10	65,600	66,450
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
Los Angeles Wastewtr. Sys. Rev.:
Participating VRDN:
Series EGL 7 05 3003, 0.42% (Liquidity Facility Citibank NA) (a)(f)	$ 34,000	$ 34,000
Series Putters 3371, 0.27% (Liquidity Facility JPMorgan Chase Bank) (a)(f)	7,495	7,495
Series 2008 B, 0.25%, LOC Bank of Nova Scotia, New York Agcy., VRDN (a)	2,450	2,450
Marin Cmnty. College District Gen. Oblig. Participating VRDN Series WF 09 1C, 0.25% (Liquidity Facility Wells Fargo & Co.) (a)(f)	12,450	12,450
Metropolitan Wtr. District of Southern California Wtr. Rev. Participating VRDN Series Putters 3547, 0.27% (Liquidity Facility JPMorgan Chase Bank) (a)(f)	3,500	3,500
Metropolitan Wtr. District of Southern California Wtrwks. Rev.:
Series 2004 A1, 0.15% (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	28,800	28,800
Series 2008 A1, 0.24% (Liquidity Facility Bank of America NA), VRDN (a)	39,805	39,805
Series 2008 A2, 0.55% (Liquidity Facility Landesbank Baden-Wuert), VRDN (a)	87,550	87,550
Milpitas Multiple-family Rev. (Crossing at Montague Proj.) Series A, 0.3%, LOC Fannie Mae, VRDN (a)(d)	25,000	25,000
Modesto Pub. Fing. Auth. Lease Rev. Series 2008 B, 0.21%, LOC Bank of America NA, VRDN (a)	35,220	35,220
Newport Beach Rev. (Hoag Memorial Hosp. Presbyterian Proj.) Series 2008 E, 0.26%, LOC Bank of America NA, VRDN (a)	20,900	20,900
Olcese Wtr. District Bonds (Rio Bravo Wtr. Delivery Sys. Proj.) Series 1986 A, 0.58% tender 9/8/09, LOC Sumitomo Mitsui Banking Corp., CP mode (d)	5,700	5,700
Orange County Apt. Dev. Rev.:
(Ladera Apts. Proj.) Series 2001 II B, 0.31%, LOC Fannie Mae, VRDN (a)(d)	23,500	23,500
(Park Place Apts. Proj.) Series 1989 A, 0.31%, LOC Freddie Mac, VRDN (a)(d)	500	500
(Wood Canyon Villas Proj.) Series 2001 E, 0.31%, LOC Fannie Mae, VRDN (a)(d)	16,000	16,000
Orange County Sanitation District Ctfs. of Prtn.:
Participating VRDN Series MS 06 2222, 0.29% (Liquidity Facility Wells Fargo & Co.) (a)(f)	15,557	15,557
BAN Series 2008 C, 2.5% 12/10/09	62,115	62,371
Paramount Hsg. Auth. Multi-family Rev. (Century Place Apts. Proj.) Series 1999 A, 0.31%, LOC Fannie Mae, VRDN (a)(d)	21,000	21,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
Pasadena Cmnty. Dev. Commission Mutlifamily Hsg. Rev. (Holly Street Apts. Proj.) Series 2003 A, 0.19%, LOC Fannie Mae, VRDN (a)(d)	$ 12,000	$ 12,000
Peralta Cmnty. College District Gen. Oblig. Participating VRDN Series BA 08 3027X, 0.49% (Liquidity Facility Bank of America NA) (a)(f)	8,080	8,080
Pleasant Hill Redev. Agcy. Multi-family Hsg. Rev. (Chateau III Proj.) Series 2001, 0.37%, LOC Fannie Mae, VRDN (a)(d)	10,355	10,355
Pleasanton Multi-family Rev. (Bernal Apts. Proj.) Series A, 0.32%, LOC Fannie Mae, VRDN (a)(d)	10,850	10,850
Rancho Wtr. District Fing. Auth. Rev. Series 2008 B, 0.19%, LOC UBS AG, VRDN (a)	1,500	1,500
Richmond Wastewtr. Rev. Series 2008 A, 0.27%, LOC Union Bank of California, VRDN (a)	4,000	4,000
Riverside County Asset Leasing Corp. Leasehold Rev. (Southwest Justice Ctr. Proj.) Series 2008 A, 0.22%, LOC Union Bank of California, VRDN (a)	10,400	10,400
Riverside County Gen. Oblig. Series B:
0.3% 9/9/09, LOC Bank of Nova Scotia, New York Agcy., CP	15,100	15,100
0.35% 9/9/09, LOC Bank of Nova Scotia, New York Agcy., CP	9,900	9,900
0.55% 9/3/09, LOC Bank of Nova Scotia, New York Agcy., CP	12,900	12,900
Riverside County Ind. Dev. Auth. Ind. Dev. Rev. (Merrick Engineering, Inc. Proj.) 0.3%, LOC Wells Fargo Bank NA, VRDN (a)(d)	935	935
Riverside County Trans. Commission Sales Tax Rev.:
Series 2005 A:
0.4% 9/9/09, LOC Bank of America NA, CP	22,000	22,000
0.4% 9/10/09, LOC Bank of America NA, CP	14,000	14,000
Series 2005 B, 0.38% 9/3/09, LOC Bank of America NA, CP	10,000	10,000
Riverside Elec. Rev. Series 2008 C, 0.23%, LOC Bank of America NA, VRDN (a)	8,025	8,025
Riverside Indl. Dev. Auth. Indl. Dev. Rev. (Sabert Corp. Proj.) 0.49%, LOC PNC Bank NA, Pittsburgh, VRDN (a)(d)	2,920	2,920
Sacramento County Hsg. Auth. Multi-family Hsg. Rev.:
(California Place Apts. Proj.) Series B, 0.36%, LOC Fannie Mae, VRDN (a)(d)	4,500	4,500
(Deer Park Apts. Proj.) Issue A, 0.32%, LOC Fannie Mae, VRDN (a)(d)	13,200	13,200
(Sun Valley Proj.) Series 2001 F, 0.36%, LOC Fannie Mae, VRDN (a)(d)	3,750	3,750
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
Sacramento County Sanitation District Fing. Auth. Rev. Series 2008 C, 0.12%, LOC Bank of America NA, VRDN (a)	$ 2,400	$ 2,400
Sacramento Hsg. Auth. Multi-family:
(Countrywood Village Apts. Proj.) Series F, 0.33%, LOC Fannie Mae, VRDN (a)(d)	8,225	8,225
(Valencia Point Apts. Proj.) 0.32%, LOC Fannie Mae, VRDN (a)(d)	4,900	4,900
Sacramento Redev. Agcy. Multi-family (18th & L Apts. Proj.) 0.31%, LOC Fannie Mae, VRDN (a)(d)	21,075	21,075
Sacramento Suburban Wtr. District Ctfs. of Prtn. Series 2009 A, 0.27%, LOC Sumitomo Mitsui Banking Corp., VRDN (a)	6,000	6,000
San Bernardino County Gen. Oblig. TRAN 2% 6/30/10	16,000	16,211
San Bernardino County Multi-family Rev. (Quail Point Apts. Proj.) Series 1990 A, 0.29%, LOC Fannie Mae, VRDN (a)	1,675	1,675
San Diego Cmnty. College District Participating VRDN Series Floaters 09 16Z, 0.25% (Liquidity Facility Wells Fargo & Co.) (a)(f)	10,925	10,925
San Diego County & School District TRAN:
Series 2009 A, 2% 6/30/10	30,975	31,352
Series 2009 B1, 2% 6/30/10	19,200	19,389
San Diego County Reg'l. Arpt. Auth. Seres 2007 B, 0.42% 9/9/09, LOC Lloyds TSB Bank PLC, CP (d)	18,500	18,500
San Diego County Reg'l. Trans. Commission Sales Tax Rev. Series 2005 B, 0.45% 9/1/09 (Liquidity Facility Dexia Cr. Local de France), CP	22,450	22,450
San Diego County Wtr. Auth. Wtr. Rev. Participating VRDN:
Series Putters 2903Z, 0.54% (Liquidity Facility JPMorgan Chase Bank) (a)(f)	6,840	6,840
Series Putters 3028, 0.54% (Liquidity Facility JPMorgan Chase Bank) (a)(f)	8,715	8,715
Series WF 08 29C, 0.25% (Liquidity Facility Wells Fargo & Co.) (a)(f)	7,145	7,145
San Diego Gen. Oblig. TRAN Series 2009 B, 2% 1/29/10	14,615	14,703
San Diego Hsg. Auth. Multi-family Hsg.:
(Bay Vista Apts. Proj.) Series A, 0.31%, LOC Fannie Mae, VRDN (a)(d)	4,800	4,800
(Delta Village Apts. Proj.) Series A, 0.51%, LOC Citibank NA, VRDN (a)(d)	6,800	6,800
(Stratton Apts. Proj.) Series 2000 A, 0.31%, LOC Fannie Mae, VRDN (a)(d)	5,000	5,000
San Diego Pub. Facilities Fing. Auth. Swr. Rev. Bonds Series 2009 B, 3% 5/15/10	23,500	23,925
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
San Diego Pub. Facilities Fing. Auth. Wtr. Rev. Participating VRDN Series Putters 3505, 0.27% (Liquidity Facility JPMorgan Chase Bank) (a)(f)	$ 11,245	$ 11,245
San Diego Unified School District TRAN Series A, 2% 7/8/10	32,100	32,501
San Francisco Bay Area Rapid Trans. District Sales Tax Rev. Participating VRDN Series BA 08 3041X, 0.49% (Liquidity Facility Bank of America NA) (a)(f)	6,665	6,665
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev. Second Series 36B, 0.2%, LOC Union Bank of California, VRDN (a)	22,820	22,820
San Francisco City & County Gen. Oblig. Bonds Series 2008 R1, 5% 6/15/10	15,200	15,749
San Francisco City & County Unified School District TRAN Series 2008, 3% 11/25/09	12,500	12,559
San Francisco City and County Fin. Corp. Lease Rev. (Moscone Ctr. Expansion Proj.) Series 2008 2, 0.21%, LOC State Street Bank & Trust Co., Boston, VRDN (a)	31,390	31,390
San Jose Fing. Auth. Lease Rev.:
(Civic Ctr. Garage Proj.) Series 2008 B, 0.21%, LOC Bank of America NA, LOC California Teachers Retirement Sys., VRDN (a)	29,575	29,575
(Civic Ctr. Proj.) Series 2008 A, 0.15%, LOC Bank of Nova Scotia, New York Agcy., LOC California Teachers Retirement Sys., VRDN (a)	9,380	9,380
San Jose Multi-family Hsg. Rev.:
(Alamaden Family Apts. Proj.) Series 2003 D, 0.31%, LOC Fannie Mae, VRDN (a)(d)	20,615	20,615
(Betty Ann Garens Apts. Proj.) Series 2002 A, 0.51%, LOC Citibank NA, VRDN (a)(d)	7,105	7,105
(El Paseo Apts. Proj.) Series 2002 B, 0.51%, LOC Citibank NA, VRDN (a)(d)	4,845	4,845
(Kennedy Apt. Homes Proj.) Series 2002 K, 0.33%, LOC Fannie Mae, VRDN (a)(d)	9,375	9,375
(Las Ventanas Apts. Proj.) Series 2008 B, 0.3%, LOC Freddie Mac, VRDN (a)	12,950	12,950
San Mateo-Foster City School District BAN Series 2009, 1.75% 3/1/10	10,175	10,229
San Pablo Redev. Agcy. 0.14%, LOC Union Bank of California, VRDN (a)	4,000	4,000
Santa Ana Hsg. Auth. 0.33%, LOC Fannie Mae, VRDN (a)(d)	8,140	8,140
Santa Barbara County Schools Fing. Auth. TRAN 2% 6/30/10	12,000	12,143
Santa Clara County Fing. Auth. Lease Rev. (Multiple Facilities Proj.) Series 2008 M, 0.23%, LOC Bank of America NA, VRDN (a)	39,400	39,400
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
Santa Clara County Hsg. Auth. Multi-family Hsg. Rev. (Timberwood Apts. Proj.) Series B, 0.5%, LOC Union Bank of California, VRDN (a)(d)	$ 12,045	$ 12,045
Santa Cruz Redev. Agcy. Multi-family Rev.:
(1010 Pacific Ave. Apts. Proj.) Series B, 0.3%, LOC Fannie Mae, VRDN (a)(d)	21,650	21,650
(Shaffer Road Apts. Proj.) Series A, 0.3%, LOC Fannie Mae, VRDN (a)(d)	29,925	29,925
Santa Monica-Malibu Unified School District Bonds Series 2006 B, 1.5% 8/1/10	3,000	3,028
Santa Rosa Multi-family Hsg. Rev. (Quail Run Apts./Santa Rosa Hsg. Partners Proj.) Series 1997 A, 0.52%, LOC U.S. Bank NA, Minnesota, VRDN (a)(d)	2,630	2,630
Sequoia Union High School District TRAN 2.5% 7/1/10	11,500	11,691
Simi Valley Multi-family Hsg. Rev. (Parker Ranch Proj.) Series A, 0.3%, LOC Fannie Mae, VRDN (a)(d)	17,500	17,500
Sonoma County Gen. Oblig. TRAN 3% 10/29/09	67,700	67,877
South Placer Wastewtr. Auth. Rev.:
Series 2008 A, 0.26%, LOC State Street Bank & Trust Co., Boston, LOC California Teachers Retirement Sys., VRDN (a)	51,704	51,704
Series 2008 B, 0.26%, LOC State Street Bank & Trust Co., Boston, LOC California Teachers Retirement Sys., VRDN (a)	4,105	4,105
Southern California Pub. Pwr. Auth. Rev.:
Bonds (Canyon Pwr. Proj.) Series 2008 A, 2.5% 12/2/09	30,000	30,112
(Palo Verde Proj.) Series 2008 A, 0.24%, LOC JPMorgan Chase Bank, VRDN (a)	22,700	22,700
Stanislaus County Cap. Impts. Fing. Auth. Rev. Series 2004, 0.21%, LOC Bank of America NA, VRDN (a)	9,010	9,010
State Ctr. Cmnty. College District Participating VRDN Series Putters 1972, 0.54% (Liquidity Facility JPMorgan Chase Bank) (a)(f)	8,280	8,280
Torrance Gen. Oblig. TRAN 2.5% 7/1/10	12,800	13,020
Univ. of California Revs.:
Participating VRDN:
Series MS 3066, 0.29% (Liquidity Facility Morgan Stanley) (a)(f)	10,900	10,900
Series Putters 3365, 0.27% (Liquidity Facility JPMorgan Chase Bank) (a)(f)	6,210	6,210
Series Putters 3370, 0.27% (Liquidity Facility JPMorgan Chase Bank) (a)(f)	6,000	6,000
Series Solar 06 39, 0.34% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(f)	10,300	10,300
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
Univ. of California Revs.: - continued
Series A:
0.2% 9/9/09, CP	$ 24,300	$ 24,297
0.27% 9/8/09, CP	16,200	16,199
0.3% 9/18/09, CP	16,000	16,000
0.3% 10/8/09, CP	11,100	11,100
Val Verde Unified School District Ctfs. of Prtn. Series 2008 A, 0.21%, LOC Bank of America NA, VRDN (a)	4,100	4,100
Ventura County Gen. Oblig. TRAN 2.5% 7/1/10	20,500	20,863
Whittier Health Facilities Rev. (Presbyterian Intercommunity Hosp. Proj.) Series 2009 C, 0.19%, LOC U.S. Bank NA, Minnesota, VRDN (a)	26,500	26,500
		4,654,021
Florida - 0.3%
Sunshine State Govt. Fing. Commission Rev. Series L, 1.1% 9/1/09, LOC Dexia Cr. Local de France, CP (d)	15,000	15,000
Georgia - 0.5%
Gainesville & Hall County Hosp. Auth. Rev. (Northeast Georgia Health Sys., Inc. Proj.) Series 2008 C, 0.8%, LOC Landesbank Baden-Wuert, VRDN (a)	12,000	12,000
Muni. Elec. Auth. of Georgia (Combustion Turbine Proj.) Series 2008 B, 0.8%, LOC Bayerische Landesbank, VRDN (a)	12,000	12,000
Putnam Dev. Auth. Swr. Facility Rev. (Oconee Crossings Wharf Proj.) 0.63%, LOC Wachovia Bank NA, VRDN (a)(d)	3,725	3,725
		27,725
Kentucky - 0.5%
Kenton County Arpt. Board Spl. Facilities Rev. Series 2003 A, 4% (Deutsche Post AG Guaranteed), VRDN (a)(d)	25,900	25,900
Maryland - 0.3%
Chestertown Econ. Dev. Rev. (Washington College Proj.) Series 2008 A, 2%, LOC RBS Citizens NA, VRDN (a)	6,065	6,065
Maryland Health & Higher Edl. Facilities Auth. Rev. (Univ. of Maryland Med. Sys. Proj.) Series 2008 A, 1.4%, LOC Citizens Bank of Pennsylvania, VRDN (a)	7,000	7,000
		13,065
Massachusetts - 0.1%
Massachusetts Dev. Fin. Agcy. Rev. (Masonic Nursing Home, Inc. Proj.) Series 2002, 1.5%, LOC RBS Citizens NA, VRDN (a)	7,000	7,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Michigan - 0.1%
Michigan Hosp. Fin. Auth. Rev. (Henry Ford Health Sys. Proj.) Series 2006 C, 1.62%, LOC RBS Citizens NA, VRDN (a)	$ 6,100	$ 6,100
Mississippi - 0.0%
Mississippi Bus. Fin. Corp. Indl. Dev. Rev. (Omega Motion LLC Proj.) Series 1996, 0.58%, LOC Wachovia Bank NA, VRDN (a)(d)	2,000	2,000
Nevada - 0.4%
Clark County Arpt. Rev.:
Series 2008 C1, 0.8%, LOC Bayerische Landesbank, VRDN (a)(d)	4,900	4,900
Series 2008 D2, 0.8%, LOC Landesbank Baden-Wuert, VRDN (a)	5,600	5,600
Series 2008 D3, 0.8%, LOC Bayerische Landesbank, VRDN (a)	12,000	12,000
		22,500
New Hampshire - 0.2%
New Hampshire Health & Ed. Facilities Auth. Rev. (Havenwood-Heritage Heights Proj.) Series 2006 B, 1.08%, LOC RBS Citizens NA, VRDN (a)	10,000	10,000
Ohio - 1.0%
Dayton Montgomery County Port Auth. Spl. Arpt. Facilities Rev. (Wilmington Air Park, Inc. Proj.):
Series 2007 B, 4% (Deutsche Post AG Guaranteed), VRDN (a)(d)	21,200	21,200
Series 2007 C, 4% (Deutsche Post AG Guaranteed), VRDN (a)(d)	16,000	16,000
Ohio Hsg. Fin. Agcy. Multi-family Hsg. Rev. (Club at Spring Valley Apts. Proj.) Series 1996 A, 2.1%, LOC RBS Citizens NA, VRDN (a)(d)	5,000	5,000
Westlake Health Facilities Rev. (Lutheran Home Proj.) Series 2005, 2%, LOC RBS Citizens NA, VRDN (a)	7,800	7,800
		50,000
Pennsylvania - 0.5%
Delaware County Indl. Dev. Auth. Rev. (Academy of Notre Dame de Namur Proj.) Series 2007, 1.83%, LOC Citizens Bank of Pennsylvania, VRDN (a)	4,285	4,285
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Pennsylvania Econ. Dev. Fing. Auth. Indl. Dev. Rev. (AMC Delancey Traditions of Hershey Partners, LP Proj.) Series 2006, 3%, LOC Citizens Bank of Pennsylvania, VRDN (a)(d)	$ 9,980	$ 9,980
Pennsylvania Higher Edl. Facilities Auth. Rev. (St. Joseph's Univ. Proj.) Series 2008 B, 0.8%, LOC Citizens Bank of Pennsylvania, VRDN (a)	12,000	12,000
		26,265
Puerto Rico - 1.0%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev. Series 1998 A, 0.45%, LOC Bank of Nova Scotia, New York Agcy., VRDN (a)	47,800	47,800
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig. Series 2008 B, 0.1%, LOC Wachovia Bank NA, VRDN (a)	5,000	5,000
		52,800
Rhode Island - 0.1%
Rhode Island Indl. Facilities Corp. Indl. Dev. Rev. (Calise & Sons Bakery Proj.) Series 1999, 2.15%, LOC RBS Citizens NA, VRDN (a)(d)	3,635	3,635
Texas - 0.2%
Weslaco Health Facilities Dev. Corp. Rev. (Knapp Med. Ctr. Proj.):
Series 2008 A, 1.25%, LOC Compass Bank, VRDN (a)	4,780	4,780
Series 2008 B, 1.25%, LOC Compass Bank, VRDN (a)	4,730	4,730
		9,510
Virginia - 0.2%
Hanover County Econ. Dev. Auth. Rev. (Bon Secours Health Sys. Proj.) Series 2008 D1, 0.8%, LOC Landesbank Baden-Wuert, VRDN (a)	4,700	4,700
Norfolk Econ. Dev. Auth. Rev. (Bon Secours Health Sys. Proj.) Series 2008 D1, 0.8%, LOC Landesbank Baden-Wuert, VRDN (a)	6,215	6,215
		10,915
Washington - 0.1%
Port of Seattle Rev. Series 2005, 0.54%, LOC Fortis Banque SA, VRDN (a)(d)	4,600	4,600
Municipal Securities - continued
	Shares	Value (000s)
Other - 3.7%
Fidelity Municipal Cash Central Fund, 0.27% (b)(c)	190,699,000	$ 190,699
TOTAL INVESTMENT PORTFOLIO - 99.6% (Cost $5,136,835)		5,136,835
NET OTHER ASSETS - 0.4%		20,120
NET ASSETS - 100%		$ 5,156,955
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
CP - COMMERCIAL PAPER
TRAN - TAX AND REVENUE ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e) Security collateralized by an amount sufficient to pay interest and principal.
(f) Provides evidence of ownership in one or more underlying municipal bonds.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $13,221,000 or 0.3% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost (000s)
California Cmnty. College Fing. Auth. Cmnty. College League TRAN 1.75% 12/1/09	6/3/09	$ 13,221
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Municipal Cash Central Fund	$ 290
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	August 31, 2009 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $4,946,136)	$ 4,946,136
Fidelity Central Funds (cost $190,699)	190,699
Total Investments (cost $5,136,835)		$ 5,136,835
Cash		3,744
Receivable for fund shares sold		105,397
Interest receivable		9,114
Distributions receivable from Fidelity Central Funds		40
Prepaid expenses		142
Other affiliated receivables		615
Total assets		5,255,887

Liabilities
Payable for investments purchased	$ 32,845
Payable for fund shares redeemed	62,843
Distributions payable	1
Accrued management fee	1,677
Other affiliated payables	1,221
Other payables and accrued expenses	345
Total liabilities		98,932

Net Assets		$ 5,156,955
Net Assets consist of:
Paid in capital		$ 5,157,145
Distributions in excess of net investment income		(157)
Accumulated undistributed net realized gain (loss) on investments		(33)
Net Assets, for 5,155,545 shares outstanding		$ 5,156,955
Net Asset Value, offering price and redemption price per share ($5,156,955 ÷ 5,155,545 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended August 31, 2009 (Unaudited)

Investment Income
Interest		$ 16,173
Income from Fidelity Central Funds		290
Total income		16,463

Expenses
Management fee	$ 10,070
Transfer agent fees	3,495
Accounting fees and expenses	232
Custodian fees and expenses	44
Independent trustees' compensation	10
Registration fees	31
Audit	27
Legal	20
Money Market Guarantee Program fee	1,282
Miscellaneous	593
Total expenses before reductions	15,804
Expense reductions	(1,140)	14,664
Net investment income		1,799
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		44
Net increase in net assets resulting from operations		$ 1,843

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended August 31, 2009 (Unaudited)	Year ended February 28, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 1,799	$ 81,590
Net realized gain (loss)	44	142
Net increase in net assets resulting from operations	1,843	81,732
Distributions to shareholders from net investment income	(1,956)	(81,592)
Distributions to shareholders from net realized gain	-	(1,249)
Total distributions	(1,956)	(82,841)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	10,590,808	27,544,557
Reinvestment of distributions	1,921	81,419
Cost of shares redeemed	(11,197,072)	(27,914,159)
Net increase (decrease) in net assets and shares resulting from share transactions	(604,343)	(288,183)
Total increase (decrease) in net assets	(604,456)	(289,292)

Net Assets
Beginning of period	5,761,411	6,050,703
End of period (including distributions in excess of net investment income of $157 and 0, respectively)	$ 5,156,955	$ 5,761,411

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

Six months ended August 31, 2009

Years ended February 28,

(Unaudited)

2009

2008 F

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	- G	.013	.030	.030	.022	.009
Net realized and unrealized gain (loss) G	-	-	-	-	-	-
Total from investment operations	- G	.013	.030	.030	.022	.009
Distributions from net investment income	- G	(.013)	(.030)	(.030)	(.022)	(.009)
Distributions from net realized gain	-	- G	- G	-	-	-
Total distributions	- G	(.013)	(.030)	(.030)	(.022)	(.009)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	.04%	1.32%	3.06%	3.09%	2.19%	.87%
Ratios to Average Net Assets D, E
Expenses before reductions	.58% A	.53%	.51%	.52%	.52%	.53%
Expenses net of fee waivers, if any	.53% A	.53%	.51%	.52%	.52%	.53%
Expenses net of all reductions	.53% A	.50%	.41%	.38%	.41%	.50%
Net investment income	.07% A	1.30%	2.98%	3.05%	2.18%	.88%
Supplemental Data
Net assets, end of period (in millions)	$ 5,157	$ 5,761	$ 6,051	$ 4,762	$ 4,096	$ 3,474

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

F For the year ended February 29.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2009 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity California Municipal Money Market Fund (the Fund) is a fund of Fidelity California Municipal Trust II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund may be affected by economic and political developments in the state of California.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after period end through the date that the financial statements were issued, October 9, 2009, have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable.

Investment Transactions and Income. The net asset value per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions, including the Fund's investment activity in the Fidelity Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

The Board of Trustees of the Fund approved the participation by the Fund in the U.S. Treasury Department's Temporary Guarantee Program for Money Market Funds (the "Program") through September 18, 2009. Under the Program, if the Fund's market value per share drops below $0.995 on any day while the Program is in effect, shareholders of record on that date who also held shares in the Fund on September 19, 2008 may be eligible to receive a payment from the Treasury upon liquidation of the Fund. The Fund paid the U.S. Treasury Department fees equal to 0.04% based on the number of shares outstanding as of September 19, 2008 to participate in the Program. The fees are being amortized over the length of the participation in the Program. The expense is borne by the Fund without regard to any expense limitation currently in effect for the Fund.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to deferred trustees compensation and losses deferred due to excise tax regulations.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ -
Unrealized depreciation	-
Net unrealized appreciation (depreciation)	$ -

Cost for federal income tax purposes	$ 5,136,835

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25%

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .37% of the Fund's average net assets.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent and shareholder servicing agent for the Fund. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, under which FIIOC performs the activities associated with the Fund's transfer, dividend disbursing and shareholder servicing agent functions. The Fund pays account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .13% of average net assets.

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

6. Expense Reductions.

FMR or its affiliates voluntarily agreed to waive certain fees during the period. The amount of the waiver is $1,137.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $3.

7. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

The supply of municipal money market securities has fluctuated significantly due to market volatility. As a result, the Fund's cash position may be significant during the period.

Semiannual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on July 15, 2009. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
James C. Curvey
Affirmative	2,788,043,164.54	94.768
Withheld	153,920,307.77	5.232
TOTAL	2,941,963,472.31	100.000
Albert R. Gamper, Jr.
Affirmative	2,790,500,747.28	94.852
Withheld	151,462,725.03	5.148
TOTAL	2,941,963,472.31	100.000
Abigail P. Johnson
Affirmative	2,779,034,879.71	94.462
Withheld	162,928,592.60	5.538
TOTAL	2,941,963,472.31	100.000
Arthur E. Johnson
Affirmative	2,785,063,048.69	94.667
Withheld	156,900,423.62	5.333
TOTAL	2,941,963,472.31	100.000
Michael E. Kenneally
Affirmative	2,788,276,098.94	94.776
Withheld	153,687,373.37	5.224
TOTAL	2,941,963,472.31	100.000
James H. Keyes
Affirmative	2,791,083,278.78	94.871
Withheld	150,880,193.53	5.129
TOTAL	2,941,963,472.31	100.000
Marie L. Knowles
Affirmative	2,787,624,959.03	94.754
Withheld	154,338,513.28	5.246
TOTAL	2,941,963,472.31	100.000
Kenneth L. Wolfe
Affirmative	2,784,214,157.42	94.638
Withheld	157,749,314.89	5.362
TOTAL	2,941,963,472.31	100.000
A Denotes trust-wide proposal and voting results.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity California Municipal Money Market Fund

On May 21, 2009, the Board of Trustees, including the Independent Trustees (together, the Board), voted to continue the management contract and subadvisory agreements (together, the Advisory Contracts) for the fund for four months, through September 30, 2009, in connection with the reorganization of the Board's new meeting schedule. The Board considered that the contractual terms of and fees payable under the fund's Advisory Contracts involve no changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the nature or level of services provided under the fund's Advisory Contracts; or (iii) the day-to-day management of the fund or the persons primarily responsible for such management. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through September 30, 2009, with the understanding that the Board will consider their renewal in September 2009.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

2000 Avenue of the Stars
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16656 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

398 West El Camino Real
Sunnyvale, CA

111 South Westlake Blvd
Thousand Oaks, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6326 Canoga Avenue
Woodland Hills, CA

Colorado

281 East Flatiron Circle
Broomfield, CO

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

175 East Altamonte Drive
Altamonte Springs, FL

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

8880 Tamiami Trail, North
Naples, FL

230 Royal Palm Way
Palm Beach, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

401 North Michigan Avenue
Chicago, IL

One Skokie Valley Road
Highland Park, IL

1415 West 22nd Street
Oak Brook, IL

15105 S LaGrange Road
Orland Park, IL

1572 East Golf Road
Schaumburg, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

8480 Keystone Crossing
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

Semiannual Report

405 Cochituate Road
Framingham, MA

551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 Old N. Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
Farmington Hills, MI

43420 Grand River Avenue
Novi, MI

Minnesota

7740 France Avenue South
Edina, MN

8342 3rd Street North
Oakdale, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

11 Penn Plaza
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
Westlake, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

10 Memorial Boulevard
Providence, RI

Tennessee

3018 Peoples Street
Johnson City, TN

7628 West Farmington Blvd.
Germantown, TN

2035 Mallory Lane
Franklin, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

1701 Lake Robbins Drive
The Woodlands, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

14100 San Pedro
San Antonio, TX

1576 East Southlake Blvd.
Southlake, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

10500 NE 8th Street
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

16020 West Bluemound Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

Investment Adviser

Fidelity Management & Research
Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money
Management, Inc.

FIL Investment Advisors

FIL Investment Advisors
(U.K.) Ltd.

Fidelity Management &
Research (Japan) Inc.

Fidelity Management &
Research (Hong Kong) Limited

Fidelity Management &
Research Company (U.K.) Inc.

Fidelity Research & Analysis Company

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Citibank, N.A.

New York, NY

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) 1-800-544-5555

Automated line for quickest service

CFS-USAN-1009
1.855637.102

Fidelity®
California AMT Tax-Free
Money Market Fund -

California AMT Tax-Free
Money Market

Institutional Class

Service Class

Semiannual Report

August 31, 2009

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months and one year.
Investments	<Click Here>	A complete list of the fund's investments.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Proxy Voting Results	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com/holdings or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

We've seen a welcome uptick in the global equity markets this spring and summer, as signs of stabilization in some economic indicators have brought many investors back into the marketplace. But there remain other key measures - notably high unemployment and slack consumer spending - that suggest the road back to economic health could still be a bumpy ride. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Abigail P. Johnson

Abigail P. Johnson

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2009 to August 31, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio	Beginning Account Value March 1, 2009	Ending Account Value August 31, 2009	Expenses Paid During Period* March 1, 2009 to August 31, 2009
California AMT Tax-Free Money Market	.37%
Actual		$ 1,000.00	$ 1,001.00	$ 1.87
Hypothetical A		$ 1,000.00	$ 1,023.34	$ 1.89
Institutional Class	.27%
Actual		$ 1,000.00	$ 1,001.50	$ 1.36
Hypothetical A		$ 1,000.00	$ 1,023.84	$ 1.38
Service Class	.48%
Actual		$ 1,000.00	$ 1,000.40	$ 2.42**
Hypothetical A		$ 1,000.00	$ 1,022.79	$ 2.45**

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

** If certain fees were not voluntarily waived by FMR or its affiliates during the period, the annualized expense ratio and the expenses paid in the actual and hypothetical examples above would have been as follows:

	Annualized Expense Ratio	Expenses Paid
Service Class	.52%
Actual		$ 2.62
Hypothetical A		$ 2.65

A 5% return per year before expenses

Semiannual Report

Investment Changes (Unaudited)

Maturity Diversification
Days	% of fund's investments 8/31/09	% of fund's investments 2/28/09	% of fund's investments 8/31/08
0 - 30	81.0	81.3	84.3
31 - 90	3.5	3.2	7.6
91 - 180	4.4	10.8	1.6
181 - 397	11.1	4.7	6.5
Weighted Average Maturity
	8/31/09	2/28/09	8/31/08
Fidelity California AMT Tax-Free Money Market Fund	46 Days	34 Days	30 Days
California Tax-Free Money Market Funds Average*	34 Days	25 Days	34 Days
Asset Allocation (% of fund's net assets)
As of August 31, 2009	As of February 28, 2009
Variable Rate Demand Notes (VRDNs) 77.0%	Variable Rate Demand Notes (VRDNs) 69.2%
Commercial Paper (including CP Mode) 4.1%	Commercial Paper (including CP Mode) 11.5%
Tender Bonds 0.0%	Tender Bonds 0.9%
Municipal Notes 16.4%	Municipal Notes 13.9%
Fidelity Tax-Free Cash Central Fund 0.6%	Fidelity Tax-Free Cash Central Fund 1.1%
Other Investments 2.5%	Other Investments 2.1%
Net Other Assets (0.6)%**	Net Other Assets 1.3%
** Net Other Assets are not included in pie chart.

*Source: iMoneyNet, Inc.

Semiannual Report

Investments August 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 100.6%
	Principal Amount (000s)	Value (000s)
California - 96.4%
ABAG Fin. Auth. for Nonprofit Corps. Rev.:
(On Lok Sr. Health Svcs. Proj.) Series 2008, 0.28%, LOC Wells Fargo Bank NA, VRDN (a)	$ 1,800	$ 1,800
(Point Loma Nazarene Univ. Proj.) Series 2008, 0.18%, LOC Wells Fargo Bank NA, VRDN (a)	17,000	17,000
(Sharp Healthcare Proj.) Series 2009 A, 0.26%, LOC Bank of America NA, VRDN (a)	13,540	13,540
Affordable Hsg. Agcy. Multi-family Hsg. Rev. (Westridge at Hilltop Apts.) Series 2003 A, 0.23%, LOC Fannie Mae, VRDN (a)	6,580	6,580
Bay Area Toll Auth. California Toll Bridge Rev. Participating VRDN Series BA 08 1058, 0.29% (Liquidity Facility Bank of America NA) (a)(e)	2,250	2,250
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Participating VRDN:
Series Putters 3293, 0.27% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	5,000	5,000
Series Putters 3434, 0.27% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	5,775	5,775
Berkeley Gen. Oblig. TRAN 4% 10/29/09	5,000	5,014
California Cmnty. College Fing. Auth. Cmnty. College League TRAN 1.75% 12/1/09 (f)	7,400	7,412
California Cmnty. College Fing. Auth. Rev. TRAN:
Series 2009 A, 2% 6/30/10	12,760	12,870
Series 2009 D, 2.25% 6/30/10	4,200	4,234
California Cmntys. Note Prog. TRAN Series 2009 A3, 2% 6/30/10	6,300	6,382
California Dept. of Wtr. Resources Central Valley Proj. Rev. Bonds Series AF, 2% 12/1/09	15,490	15,547
California Dept. of Wtr. Resources Pwr. Supply Rev.:
Bonds Series 2002 A, 5.25% 5/1/10	4,100	4,226
Series 2002 B3, 0.1%, LOC Bank of New York, New York, VRDN (a)	10,000	10,000
Series 2002 B4, 0.15%, LOC Bayerische Landesbank Girozentrale, VRDN (a)	17,900	17,900
Series 2002 C10, 0.23%, LOC Landesbank Hessen-Thuringen, VRDN (a)	20,270	20,270
Series 2002 C11, 0.1%, LOC KBC Bank NV, LOC Bank of Nova Scotia, New York Agcy., VRDN (a)	5,765	5,765
Series 2002 C12, 0.23%, LOC Landesbank Hessen-Thuringen, VRDN (a)	21,500	21,500
Series 2002 C4, 0.2%, LOC JPMorgan Chase Bank, LOC California Teachers Retirement Sys., VRDN (a)	105,800	105,799
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Dept. of Wtr. Resources Pwr. Supply Rev.: - continued
Series 2002 C8, 0.1%, LOC Bayerische Landesbank Girozentrale, VRDN (a)	$ 4,600	$ 4,600
Series 2005 G1, 0.15%, LOC Bank of Nova Scotia, New York Agcy., VRDN (a)	960	960
Series 2008 J2, 0.19%, LOC JPMorgan Chase Bank, LOC Bank of Nova Scotia, New York Agcy., VRDN (a)	16,000	16,000
California Dept. of Wtr. Resources Wtr. Rev. Participating VRDN:
Series BA 08 3031X, 0.29% (Liquidity Facility Bank of America NA) (a)(e)	3,500	3,500
Series BBT 08 28, 0.21% (Liquidity Facility Branch Banking & Trust Co.) (a)(e)	7,255	7,255
Series MS 3071, 0.29% (Liquidity Facility Morgan Stanley) (a)(e)	5,155	5,155
California Econ. Dev. Fing. Auth. Rev. (KQED, Inc. Proj.) Series 1996, 0.23%, LOC Wells Fargo Bank NA, VRDN (a)	1,025	1,025
California Econ. Recovery Series 2004 C11, 0.15%, LOC BNP Paribas SA, VRDN (a)	31,570	31,570
California Ed. Notes Prog. TRAN Series 2009 A, 2% 7/30/10	15,200	15,399
California Edl. Facilities Auth. Rev.:
Bonds (Stanford Univ. Proj.) Series S4, 0.4% tender 2/16/10, CP mode	4,800	4,800
Participating VRDN:
Series BA 08 1207, 0.29% (Liquidity Facility Bank of America NA) (a)(e)	2,450	2,450
Series BBT 2014, 0.21% (Liquidity Facility Branch Banking & Trust Co.) (a)(e)	4,490	4,490
Series DB 373, 0.32% (Liquidity Facility Deutsche Bank AG) (a)(e)	4,937	4,937
Series SGB 45, 0.27% (Liquidity Facility Societe Generale) (a)(e)	5,000	5,000
Participating VRDN Series Floaters 08 38C, 0.25% (Liquidity Facility Wells Fargo & Co.) (a)(e)	15,525	15,525
California Gen. Oblig.:
Bonds:
5.5% 9/1/29 (Pre-Refunded to 9/1/09 @ 101) (d)	10,000	10,100
5.75% 3/1/19 (Pre-Refunded to 3/1/10 @ 101) (d)	5,700	5,908
Participating VRDN:
Series Solar 05 4, 0.39% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(e)	6,210	6,210
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Gen. Oblig.: - continued
Participating VRDN: - continued
Series Solar 06 11, 0.39% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(e)	$ 22,735	$ 22,735
Series 2003 B1, 0.15%, LOC Bank of New York, New York, LOC BNP Paribas SA, VRDN (a)	14,600	14,600
Series 2003 B2, 0.23%, LOC Bank of New York, New York, LOC BNP Paribas SA, VRDN (a)	19,100	19,100
Series 2003 B3, 0.2%, LOC Bank of New York, New York, LOC BNP Paribas SA, VRDN (a)	11,320	11,320
Series 2003 B4, 0.23%, LOC Bank of New York, New York, LOC BNP Paribas SA, VRDN (a)	33,100	33,100
Series 2003 C1, 0.21%, LOC Landesbank Hessen-Thuringen, LOC Bank of America NA, VRDN (a)	4,270	4,270
Series 2004 A10, 0.14%, LOC Citibank NA, LOC California Teachers Retirement Sys., VRDN (a)	6,400	6,400
Series 2005 A1, 0.5%, LOC Fortis Banque SA, VRDN (a)	15,570	15,570
Series 2005 B1, 0.26%, LOC Bank of America NA, VRDN (a)	30,625	30,625
Series 2005 B2, 0.23%, LOC Societe Generale, VRDN (a)	6,330	6,330
Series 2005 B4, 0.2%, LOC JPMorgan Chase Bank, VRDN (a)	9,200	9,200
California Health Facilities Fing. Auth. Rev.:
(Catholic Healthcare West Proj.):
Series 2004 K, 0.15%, LOC Bank of America NA, VRDN (a)	2,500	2,500
Series 2005 I, 0.24%, LOC Bank of America NA, VRDN (a)	3,900	3,900
(Children's Hosp. of Orange County Proj.):
Series 2009 B, 0.21%, LOC U.S. Bank NA, Minnesota, VRDN (a)	14,200	14,200
Series 2009 D, 0.21%, LOC U.S. Bank NA, Minnesota, VRDN (a)	7,900	7,900
(Scripps Health Proj.) Series 2008 E, 0.26%, LOC Bank of America NA, VRDN (a)	1,400	1,400
(Stanford Hosp. and Clinics Proj.) Series 2008 B1, 0.14%, VRDN (a)	2,700	2,700
California Infrastructure & Econ. Dev. Bank Rev.:
Bonds (J. Paul Getty Trust Co. Proj.) Series 2003 B, 0.7% tender 12/3/09, CP mode	3,000	3,000
(California Academy of Sciences Proj.):
Series 2008 A, 0.1%, LOC U.S. Bank NA, Minnesota, VRDN (a)	25,200	25,200
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Infrastructure & Econ. Dev. Bank Rev.: - continued
(California Academy of Sciences Proj.): - continued
Series 2008 C, 0.1%, LOC Bank of Nova Scotia, New York Agcy., VRDN (a)	$ 27,965	$ 27,965
Series 2008 E:
0.1%, LOC Northern Trust Co., Chicago, VRDN (a)	5,200	5,200
0.1%, LOC Wells Fargo Bank NA, VRDN (a)	8,200	8,200
(JSerra Catholic High School Proj.) Series 2009 B, 0.2%, LOC U.S. Bank NA, Minnesota, VRDN (a)	3,065	3,065
(Los Angeles County Museum of Natural History Foundation Proj.) Series 2008 B, 0.1%, LOC Bank of New York, New York, VRDN (a)	2,700	2,700
(Orange County Performing Arts Ctr. Proj.) Series 2008 B, 0.18%, LOC Wells Fargo Bank NA, VRDN (a)	18,500	18,500
(Pacific Gas and Elec. Co. Proj.) Series 2009 B, 0.2%, LOC Wells Fargo Bank NA, San Francisco, VRDN (a)	12,855	12,855
(The American Nat'l. Red Cross Proj.) Series 2008, 0.19%, LOC U.S. Bank NA, Minnesota, VRDN (a)	6,500	6,500
California Muni. Fin. Auth. Rev. (La Sierra Univ. Proj.):
Series 2008 A, 0.28%, LOC Wells Fargo Bank NA, VRDN (a)	3,000	3,000
Series 2008 B, 0.28%, LOC Wells Fargo Bank NA, VRDN (a)	900	900
California Poll. Cont. Fing. Auth. Ctfs. of Prtn. (Pacific Gas & Elec. Co. Proj.) Series 1996 E, 0.1%, LOC JPMorgan Chase Bank, VRDN (a)	11,000	11,000
California Pub. Works Board Lease Rev. Participating VRDN Series BA 08 1065, 0.29% (Liquidity Facility Bank of America NA) (a)(e)	13,693	13,693
California State Univ. Rev. Series 2001 A, 0.35% 9/3/09, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	8,000	8,000
California Statewide Cmntys. Dev. Auth. Rev.:
(Childrens Hosp. Los Angeles Proj.) Series 2008 C, 0.12%, LOC Bank of America NA, VRDN (a)	7,100	7,100
(Cottage Health Sys. Obligated Group Proj.):
Series 2008 C, 0.16%, LOC Wells Fargo Bank NA, VRDN (a)	25,000	25,000
Series 2008 D, 0.16%, LOC Wells Fargo Bank NA, VRDN (a)	47,000	47,000
Series 2008 E, 0.16%, LOC Wells Fargo Bank NA, VRDN (a)	9,750	9,750
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Statewide Cmntys. Dev. Auth. Rev.: - continued
(Los Angeles County Museum of Art Proj.):
Series 2008 C, 0.2%, LOC Wells Fargo Bank NA, VRDN (a)	$ 24,520	$ 24,520
Series 2008 D, 0.1%, LOC Wells Fargo Bank NA, VRDN (a)	22,200	22,200
(Motion Picture & Television Fund Proj.) Series 2001 A, 0.2%, LOC BNP Paribas SA, VRDN (a)	7,700	7,700
Chula Vista Ind. Dev. Rev. (San Diego Gas & Elec. Co. Proj.) Series 2006 A, 0.18%, VRDN (a)	47,220	47,220
Contra Costa Trans. Auth. Rev. Series A, 0.35% 9/23/09, LOC Bank of America NA, CP	5,500	5,500
Contra Costa Wtr. District Wtr. Rev. Participating VRDN Series ROC II R 11410, 0.39% (Liquidity Facility Citibank NA) (a)(e)	2,600	2,600
Davis Joint Unified School District TRAN 1.5% 6/30/10	11,000	11,054
Eastern Muni. Wtr. District Wtr. and Swr. Rev. Ctfs. of Prtn. Participating VRDN Series Putters 3220, 0.27% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	1,585	1,585
Fremont Gen. Oblig. TRAN 3% 9/29/09	12,700	12,713
Fresno Rev. (Trinity Health Cr. Proj.) Series 2000 C, 0.23% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	21,060	21,060
Grand Terrace Cmnty. Redev. (Mount Vernon Villas Proj.) 0.23%, LOC Fannie Mae, VRDN (a)	3,680	3,680
Irvine Impt. Bond Act of 1915 (Assessment District #89-10 Proj.) 0.1%, LOC Bayerische Hypo-und Vereinsbank AG, VRDN (a)	10,775	10,775
Kern County Board of Ed. TRAN 2% 6/30/10	6,300	6,365
Livermore Redev. Agcy. Multi-family Rev. (Livermore Sr. Hsg. Apts. Proj.) Series 2009 A, 0.23%, LOC Fannie Mae, VRDN (a)	5,000	5,000
Los Angeles Cmnty. College District Participating VRDN:
Series Putters 2864, 0.54% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	4,785	4,785
Series Putters 3287, 0.27% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	4,500	4,500
Series WF 09 8C, 0.25% (Liquidity Facility Wells Fargo & Co.) (a)(e)	11,200	11,200
Los Angeles Cmnty. Redev. Agcy. Multi-family Hsg. Rev. (Promenade Towers Proj.) Series 2000, 0.21%, LOC Freddie Mac, VRDN (a)	25,510	25,510
Los Angeles County Gen. Oblig. TRAN 2.5% 6/30/10	35,100	35,590
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
Los Angeles County Hsg. Auth. Multi-family Hsg. Rev.:
(Malibu Meadows II Proj.) Series 1998 C, 0.23%, LOC Fannie Mae, VRDN (a)	$ 1,300	$ 1,300
(Malibu Meadows Proj.) Series 1998 B, 0.22%, LOC Fannie Mae, VRDN (a)	1,800	1,800
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev.:
Participating VRDN Series EGL 03 27, 0.39% (Liquidity Facility Citibank NA) (a)(e)	9,900	$ 9,900
Series 2009 C1, 0.2%, LOC Sumitomo Mitsui Banking Corp., VRDN (a)	7,700	7,700
Series 2009 C3, 0.17%, LOC Sumitomo Mitsui Banking Corp., VRDN (a)	6,300	6,300
Series 2009 C4, 0.15%, LOC U.S. Bank NA, Minnesota, VRDN (a)	1,000	1,000
Los Angeles County Schools Pooled Fing. Prog. Ctfs. of Prtn. TRAN Series A, 2.5% 6/30/10	8,300	8,412
Los Angeles Dept. Arpt. Rev. Series 2002 C1, 0.2%, LOC BNP Paribas SA, VRDN (a)	10,900	10,900
Los Angeles Dept. of Wtr. & Pwr. Rev.:
Participating VRDN:
Series BA 08 3040X, 0.49% (Liquidity Facility Bank of America NA) (a)(e)	6,665	6,665
Series EGL 06 10 Class A, 0.39% (Liquidity Facility Citibank NA) (a)(e)	15,950	15,950
Series EGL 7 05 3026, 0.39% (Liquidity Facility Citibank NA) (a)(e)	81,100	81,100
Series Putters 1302Z, 0.54% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	7,995	7,995
Series Putters 3327, 0.27% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	7,495	7,495
Series ROC II R 500, 0.39% (Liquidity Facility Citibank NA) (a)(e)	11,600	11,600
Series 2001 B7, 0.15% (Liquidity Facility Royal Bank of Canada) (Liquidity Facility California Pub. Employees' Retirement Sys.), VRDN (a)	11,700	11,700
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev.:
Participating VRDN:
Series EGL 06 0044, 0.39% (Liquidity Facility Citibank NA) (a)(e)	9,300	9,300
Series EGL 06 34 Class A, 0.39% (Liquidity Facility Citibank NA) (a)(e)	14,000	14,000
Series Putters 3309, 0.27% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	6,660	6,660
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev.: - continued
Participating VRDN: - continued
Series Putters 3310, 0.27% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	$ 4,000	$ 4,000
Series 2001 B4, 0.15% (Liquidity Facility Wells Fargo Bank NA), VRDN (a)	1,000	1,000
Los Angeles Gen. Oblig. TRAN Series 2009:
2.5% 2/26/10	28,600	28,888
2.5% 4/28/10	28,500	28,881
Los Angeles Muni. Impt. Corp. Lease Rev. Series 2004 A2:
0.37% 10/9/09, LOC Bank of America NA, CP	3,665	3,665
0.4% 10/8/09, LOC Bank of America NA, CP	4,000	4,000
0.4% 10/9/09, LOC Bank of America NA, CP	6,000	6,000
Los Angeles Unified School District:
Participating VRDN:
Series BA 08 1049, 0.49% (Liquidity Facility Bank of America NA) (a)(e)	22,800	22,800
Series EGL 07 0061, 0.39% (Liquidity Facility Citibank NA) (a)(e)	9,625	9,625
Series EGL 07 0155, 0.39% (Liquidity Facility Citibank NA) (a)(e)	6,600	6,600
TRAN Series A, 2% 8/12/10	34,400	34,846
Los Angeles Wastewtr. Sys. Rev.:
Participating VRDN Series Putters 2254, 0.54% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	5,785	5,785
Series 2008 A, 0.15%, LOC Bank of Nova Scotia, New York Agcy., VRDN (a)	19,000	19,000
Series 2008 C, 0.15%, LOC Bank of Nova Scotia, New York Agcy., VRDN (a)	16,835	16,835
Series 2008 F1, 0.21%, LOC Bank of America NA, VRDN (a)	38,280	38,280
Marin Cmnty. College District Gen. Oblig. Participating VRDN Series WF 09 1C, 0.25% (Liquidity Facility Wells Fargo & Co.) (a)(e)	7,300	7,300
Metropolitan Wtr. District of Southern California Wtrwks. Rev.:
Participating VRDN:
Series BA 08 1062, 0.29% (Liquidity Facility Bank of America NA) (a)(e)	6,525	6,525
Series BA 08 1087, 0.29% (Liquidity Facility Bank of America NA) (a)(e)	4,375	4,375
Series Putters 3289, 0.27% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	2,210	2,210
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
Metropolitan Wtr. District of Southern California Wtrwks. Rev.: - continued
Series 2000 B2, 0.18% (Liquidity Facility Banco Bilbao Vizcaya Argentaria SA), VRDN (a)	$ 22,500	$ 22,500
Series 2004 A1, 0.15% (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	7,755	7,755
Series 2008 A1, 0.24% (Liquidity Facility Bank of America NA), VRDN (a)	38,500	38,500
Series 2008 A2, 0.55% (Liquidity Facility Landesbank Baden-Wuert), VRDN (a)	96,385	96,385
Modesto Pub. Fing. Auth. Lease Rev. Series 2008 B, 0.21%, LOC Bank of America NA, VRDN (a)	29,500	29,500
Morgan Hill Redev. Agcy. Tax (Ojo de Agua Redev. Proj.) Series 2008 A, 0.2%, LOC Bank of Nova Scotia, New York Agcy., VRDN (a)	2,965	2,965
Orange County Apt. Dev. Rev.:
(Aliso Creek Proj.) Series 1992 B, 0.15%, LOC Freddie Mac, VRDN (a)	26,200	26,200
(Riverbend Apts. Proj.) Series 1999 B, 0.22%, LOC Freddie Mac, VRDN (a)	27,700	27,700
Orange County Sanitation District Ctfs. of Prtn.:
Participating VRDN:
Series MS 06 2222, 0.29% (Liquidity Facility Wells Fargo & Co.) (a)(e)	7,769	7,769
Series ROC II R 11304, 0.39% (Liquidity Facility Citibank NA) (a)(e)	7,415	7,415
BAN Series 2008 C, 2.5% 12/10/09	40,000	40,165
Peralta Cmnty. College District Gen. Oblig. Participating VRDN:
Series BA 08 3032X, 0.49% (Liquidity Facility Bank of America NA) (a)(e)	3,490	3,490
Series Putters 3499Z, 0.54% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	1,740	1,740
Rancho Wtr. District Fing. Auth. Rev.:
Participating VRDN Series BA 08 3024X, 0.49% (Liquidity Facility Bank of America NA) (a)(e)	7,140	7,140
Series 2008 B, 0.19%, LOC UBS AG, VRDN (a)	16,050	16,050
Richmond Wastewtr. Rev. Series 2008 A, 0.27%, LOC Union Bank of California, VRDN (a)	3,000	3,000
Riverside County Asset Leasing Corp. Leasehold Rev. (Southwest Justice Ctr. Proj.) Series 2008 A, 0.22%, LOC Union Bank of California, VRDN (a)	6,600	6,600
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
Riverside County Gen. Oblig. Series B:
0.3% 9/9/09, LOC Bank of Nova Scotia, New York Agcy., CP	$ 9,500	$ 9,500
0.35% 9/2/09, LOC Bank of Nova Scotia, New York Agcy., CP	6,522	6,522
0.35% 9/9/09, LOC Bank of Nova Scotia, New York Agcy., CP	11,093	11,093
0.55% 9/3/09, LOC Bank of Nova Scotia, New York Agcy., CP	4,190	4,190
Riverside County Trans. Commission Sales Tax Rev. Series 2005 A, 0.4% 9/10/09, LOC Bank of America NA, CP	5,000	5,000
Riverside Ctfs. of Prtn. (Riverside Renaissance Proj.) Series 2008, 0.21%, LOC Bank of America NA, VRDN (a)	18,500	18,500
Sacramento County Sanitation District Fing. Auth. Rev. Participating VRDN Series Putters 2821, 0.54% (Liquidity Facility JPMorgan Chase & Co.) (a)(e)	6,620	6,620
San Bernardino County Gen. Oblig. TRAN 2% 6/30/10	9,000	9,119
San Bernardino County Multi-family Rev. (Evergreen Apts. Proj.) Series 1999 A, 0.23%, LOC Fannie Mae, VRDN (a)	16,600	16,600
San Diego County & School District TRAN:
Series 2009 A, 2% 6/30/10	9,000	9,105
Series 2009 B1, 2% 6/30/10	10,800	10,906
San Diego County Reg'l. Trans. Commission Sales Tax Rev. Series 2005 B, 0.45% 9/1/09 (Liquidity Facility Dexia Cr. Local de France), CP	8,500	8,500
San Diego Gen. Oblig. TRAN:
Series 2009 A, 2% 12/31/09	10,000	10,049
Series 2009 B, 2% 1/29/10	8,300	8,350
San Diego Pub. Facilities Fing. Auth. Swr. Rev. Bonds Series 2009 B, 3% 5/15/10	13,010	13,245
San Diego Pub. Facilities Fing. Auth. Wtr. Rev. Participating VRDN Series Putters 3504, 0.27% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	7,000	7,000
San Diego Unified School District:
Participating VRDN Series SGA 01 120, 0.4% (Liquidity Facility Societe Generale) (a)(e)	22,565	22,565
TRAN Series A, 2% 7/8/10	17,900	18,124
San Francisco Bay Area Rapid Transit Fing. Auth. Participating VRDN Series Putters 3161, 0.27% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	16,660	16,660
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev. Second Series 36B, 0.2%, LOC Union Bank of California, VRDN (a)	12,800	12,800
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
San Francisco City & County Gen. Oblig.:
Bonds:
(Laguna Honda Hosp. Proj.) Series 2005 A, 5% 6/15/10	$ 6,520	$ 6,747
Series 2008 R1, 5% 6/15/10	8,500	8,807
Participating VRDN Series BA 08 3318, 0.54% (Liquidity Facility Bank of America NA) (a)(e)	2,500	2,500
San Francisco City and County Fin. Corp. Lease Rev. (Moscone Ctr. Expansion Proj.) Series 2008 2, 0.21%, LOC State Street Bank & Trust Co., Boston, VRDN (a)	3,410	3,410
San Francisco Student Finl. Auth. Participating VRDN Series Solar 06 97, 0.21% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(e)	17,675	17,675
San Jose Fing. Auth. Lease Rev.:
(Civic Ctr. Garage Proj.) Series 2008 B, 0.21%, LOC Bank of America NA, LOC California Teachers Retirement Sys., VRDN (a)	6,400	6,400
(Civic Ctr. Proj.) Series 2008 A, 0.15%, LOC Bank of Nova Scotia, New York Agcy., LOC California Teachers Retirement Sys., VRDN (a)	9,045	9,045
San Mateo-Foster City School District BAN Series 2009, 1.75% 3/1/10	6,300	6,333
San Pablo Redev. Agcy. 0.14%, LOC Union Bank of California, VRDN (a)	28,000	28,000
San Ramon Valley Union School District TRAN Series 2008, 3.25% 11/17/09	20,000	20,082
Santa Clara County Fing. Auth. Lease Rev. (Multiple Facilities Proj.) Series 2008 M, 0.23%, LOC Bank of America NA, VRDN (a)	25,000	25,000
Santa Clara County Fing. Auth. Rev. (El Camino Hosp. Proj.) Series 2009 A, 0.16%, LOC Wells Fargo Bank NA, VRDN (a)	7,000	7,000
Santa Clara County Multi-family Rev. (Garden Grove Apts. Proj.) 0.23%, LOC Fannie Mae, VRDN (a)	1,300	1,300
Santa Cruz County Redev. Agcy. Participating VRDN Series Solar 06 31, 0.27% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(e)	7,400	7,400
Santa Monica-Malibu Unified School District BAN Series 2009, 2% 7/30/10	10,000	10,136
Sequoia Union High School District TRAN 2.5% 7/1/10	6,500	6,608
Sonoma County Gen. Oblig. TRAN 3% 10/29/09	47,300	47,423
South Placer Wastewtr. Auth. Rev.:
Series 2008 A, 0.26%, LOC State Street Bank & Trust Co., Boston, LOC California Teachers Retirement Sys., VRDN (a)	9,200	9,200
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
South Placer Wastewtr. Auth. Rev.: - continued
Series 2008 B, 0.26%, LOC State Street Bank & Trust Co., Boston, LOC California Teachers Retirement Sys., VRDN (a)	$ 42,500	$ 42,500
Southern California Pub. Pwr. Auth. Rev.:
(Magnolia Pwr. Proj.):
Series 2009-1, 0.21%, LOC KBC Bank NV, VRDN (a)	14,900	14,900
Series 2009-2, 0.26%, LOC Bank of America NA, VRDN (a)	2,000	2,000
(Palo Verde Proj.) Series 2008 A, 0.24%, LOC JPMorgan Chase Bank, VRDN (a)	3,165	3,165
State Ctr. Cmnty. College District Participating VRDN Series Putters 1972, 0.54% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	4,580	4,580
Torrance Gen. Oblig. TRAN 2.5% 7/1/10	7,200	7,324
Tustin Impt. Board Act 1915 (Reassessment District No. 95 Proj.) Series 2A, 0.12%, LOC Bank of New York, New York, VRDN (a)	8,369	8,369
Univ. of California Revs.:
Participating VRDN:
Series EGL 7050006 Class A, 0.39% (Liquidity Facility Citibank NA) (a)(e)	4,890	4,890
Series Putters 2475, 0.27% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	1,170	1,170
Series Putters 3368, 0.27% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	6,275	6,275
Series Solar 06 39, 0.34% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(e)	10,090	10,090
Series A:
0.2% 9/9/09, CP	13,200	13,199
0.27% 9/8/09, CP	8,800	8,800
0.3% 9/18/09, CP	1,000	1,000
0.3% 10/8/09, CP	6,900	6,900
Ventura County Gen. Oblig. TRAN 2.5% 7/1/10	16,500	16,787
Western Muni. Wtr. District Facilities Auth. Wtr. Rev. Series 2009 A, 0.19%, LOC U.S. Bank NA, Minnesota, VRDN (a)	12,000	12,000
Whittier Health Facilities Rev. (Presbyterian Intercommunity Hosp. Proj.) Series 2009 C, 0.19%, LOC U.S. Bank NA, Minnesota, VRDN (a)	5,700	5,700
		2,574,212
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Florida - 0.0%
Florida Hsg. Fin. Corp. Multi-family Mtg. Rev. (Victoria Park Apts. Proj.) Series 2002 J, 0.28%, LOC Fannie Mae, VRDN (a)	$ 1,390	$ 1,390
Georgia - 0.4%
DeKalb County Hsg. Auth. Multi-family Hsg. Rev. (Winterscreek Apt. Proj.) 0.32%, LOC Fannie Mae, VRDN (a)	2,300	2,300
Gainesville & Hall County Hosp. Auth. Rev. (Northeast Georgia Health Sys., Inc. Proj.) Series 2008 E, 0.8%, LOC Landesbank Baden-Wuert, VRDN (a)	8,500	8,500
		10,800
Indiana - 0.1%
Indiana Dev. Fin. Auth. Envir. Rev. Series 2005, 0.27%, LOC Royal Bank of Scotland PLC, VRDN (a)	2,000	2,000
Maine - 0.2%
Maine Health & Higher Ed. Facilities Auth. Rev. Series 2008 A, 0.4%, LOC KBC Bank NV, VRDN (a)	4,800	4,800
Massachusetts - 0.7%
Massachusetts Bay Trans. Auth. Sales Tax Rev. Participating VRDN Series DCL 08 26, 0.6% (Liquidity Facility Dexia Cr. Local de France) (a)(e)	11,435	11,435
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev. Series 2008 D, 0.5% (Liquidity Facility Bayerische Landesbank), VRDN (a)	7,860	7,860
		19,295
Michigan - 0.1%
Michigan Hosp. Fin. Auth. Rev. (Henry Ford Health Sys. Proj.) Series 2006 C, 1.62%, LOC RBS Citizens NA, VRDN (a)	3,400	3,400
Missouri - 0.3%
Brentwood Tax Increment Rev. (Phase 1 - 8300 Eager Road Proj.) Series 2007 A, 1.25%, LOC Compass Bank, VRDN (a)	7,675	7,675
North Carolina - 0.2%
Charlotte Wtr. & Swr. Sys. Rev. Series 2006 B, 0.28% (Liquidity Facility Wachovia Bank NA), VRDN (a)	5,400	5,400
Pennsylvania - 0.8%
Bucks County Indl. Dev. Auth. Hosp. Rev. (Grand View Hosp. Proj.) Series 2008 A, 0.25%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	8,650	8,650
Delaware County Indl. Dev. Auth. Rev. (Academy of Notre Dame de Namur Proj.) Series 2007, 1.83%, LOC Citizens Bank of Pennsylvania, VRDN (a)	4,130	4,130
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Pennsylvania Higher Edl. Facilities Auth. Rev. (St. Joseph's Univ. Proj.) Series 2008 B, 0.8%, LOC Citizens Bank of Pennsylvania, VRDN (a)	$ 4,000	$ 4,000
Philadelphia Auth. for Indl. Dev. Rev. (William Penn Charter School Proj.) Series 2008, 0.29%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	3,400	3,400
		20,180
Puerto Rico - 0.4%
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig. Series 2007 A7, 0.3%, LOC UBS AG, VRDN (a)	9,600	9,600
South Carolina - 0.2%
Greenville Hosp. Sys. Facilities Rev. Series 2008 E, 0.28%, LOC Wachovia Bank NA, VRDN (a)	4,830	4,830
Texas - 0.2%
Weslaco Health Facilities Dev. Corp. Rev. (Knapp Med. Ctr. Proj.) Series 2008 B, 1.25%, LOC Compass Bank, VRDN (a)	4,730	4,730
Other - 0.6%	Shares
Fidelity Tax-Free Cash Central Fund, 0.20% (b)(c)	16,512,000	16,512
TOTAL INVESTMENT PORTFOLIO - 100.6% (Cost $2,684,824)		2,684,824
NET OTHER ASSETS - (0.6)%		(14,745)
NET ASSETS - 100%		$ 2,670,079
Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
CP	-	COMMERCIAL PAPER
TRAN	-	TAX AND REVENUE ANTICIPATION NOTE
VRDN	-	VARIABLE RATE DEMAND NOTE
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(d) Security collateralized by an amount sufficient to pay interest and principal.
(e) Provides evidence of ownership in one or more underlying municipal bonds.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $7,412,000 or 0.3% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost (000s)
California Cmnty. College Fing. Auth. Cmnty. College League TRAN 1.75% 12/1/09	6/3/09	$ 7,412
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Tax-Free Cash Central Fund	$ 55
Other Information

The following is a summary of the inputs used, as of August 31, 2009, involving the Fund's assets and liabilities carried at value. All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	August 31, 2009 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $2,668,312)	$ 2,668,312
Fidelity Central Funds (cost $16,512)	16,512
Total Investments (cost $2,684,824)		$ 2,684,824
Cash		10,023
Receivable for investments sold		36
Receivable for fund shares sold		2,413
Interest receivable		5,488
Distributions receivable from Fidelity Central Funds		4
Prepaid expenses		99
Receivable from investment adviser for expense reductions		65
Other affiliated receivables		1
Other receivables		2
Total assets		2,702,955

Liabilities
Payable for investments purchased	$ 22,755
Payable for fund shares redeemed	9,484
Distributions payable	25
Accrued management fee	454
Distribution fees payable	1
Other affiliated payables	157
Total liabilities		32,876

Net Assets		$ 2,670,079
Net Assets consist of:
Paid in capital		$ 2,670,019
Undistributed net investment income		8
Accumulated undistributed net realized gain (loss) on investments		52
Net Assets		$ 2,670,079

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	August 31, 2009 (Unaudited)

California AMT Tax-Free Money Market: Net Asset Value, offering price and redemption price per share ($1,000,288 ÷ 999,885 shares)	$ 1.00

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,663,482 ÷ 1,663,086 shares)	$ 1.00

Service Class: Net Asset Value, offering price and redemption price per share ($6,309 ÷ 6,308 shares)	$ 1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended August 31, 2009 (Unaudited)

Investment Income
Interest		$ 8,554
Income from Fidelity Central Funds		55
Total income		8,609

Expenses
Management fee	$ 3,011
Transfer agent fees	1,043
Distribution fees	8
Independent trustees' compensation	6
Money Market Guarantee Program Fee	1,031
Total expenses before reductions	5,099
Expense reductions	(457)	4,642
Net investment income		3,967
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		42
Net increase in net assets resulting from operations		$ 4,009

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended August 31, 2009 (Unaudited)	Year ended February 28, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 3,967	$ 77,468
Net realized gain (loss)	42	451
Net increase in net assets resulting from operations	4,009	77,919
Distributions to shareholders from net investment income	(3,959)	(77,467)
Distributions to shareholders from net realized gain	-	(1,136)
Total distributions	(3,959)	(78,603)
Share transactions - net increase (decrease)	(720,936)	(1,762,354)
Total increase (decrease) in net assets	(720,886)	(1,763,038)

Net Assets
Beginning of period	3,390,965	5,154,003
End of period (including undistributed net investment income of $8 and undistributed net investment income of $0)	$ 2,670,079	$ 3,390,965

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - California AMT Tax-Free Money Market

Six months ended August 31, 2009

Years ended February 28,

(Unaudited)

2009

2008 E

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.001	.015	.032	.032	.023	.010
Net realized and unrealized gain (loss) G	-	-	-	-	-	-
Total from investment operations	.001	.015	.032	.032	.023	.010
Distributions from net investment income	(.001)	(.015)	(.032)	(.032)	(.023)	(.010)
Distributions from net realized gain	-	- G	- G	- G	-	-
Total distributions	(.001)	(.015)	(.032)	(.032)	(.023)	(.010)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	.10%	1.50%	3.27%	3.24%	2.34%	1.04%
Ratios to Average Net Assets D, F
Expenses before reductions	.37% A	.32%	.32%	.43%	.43%	.43%
Expenses net of fee waivers, if any	.37% A	.32%	.31%	.35%	.35%	.35%
Expenses net of all reductions	.37% A	.29%	.24%	.27%	.27%	.31%
Net investment income	.20% A	1.55%	3.21%	3.19%	2.34%	1.05%
Supplemental Data
Net assets, end of period (in millions)	$ 1,000	$ 1,306	$ 2,022	$ 3,212	$ 2,206	$ 1,495

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E For the period ended February 29.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

Six months ended August 31, 2009

Years ended February 28,

(Unaudited)

2009

2008 F, H

Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.001	.016	.029
Net realized and unrealized gain (loss) G	-	-	-
Total from investment operations	.001	.016	.029
Distributions from net investment income	(.001)	(.016)	(.029)
Distributions from net realized gain	-	- G	- G
Total distributions	(.001)	(.016)	(.029)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	.15%	1.60%	2.90%
Ratios to Average Net Assets D, E
Expenses before reductions	.32% A	.27%	.25% A
Expenses net of fee waivers, if any	.27% A	.22%	.20% A
Expenses net of all reductions	.27% A	.19%	.13% A
Net investment income	.30% A	1.65%	3.22% A
Supplemental Data
Net assets, end of period (in millions)	$ 1,663	$ 2,076	$ 3,116

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F For the period April 18, 2007 (commencement of sale of shares) to February 29, 2008.

G Amount represents less than $.001 per share.

H For the year ended February 29.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class

Six months ended August 31, 2009

Years ended February 28,

(Unaudited)

2009

2008 E, H

Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	- G	.013	.026
Net realized and unrealized gain (loss) G	-	-	-
Total from investment operations	- G	.013	.026
Distributions from net investment income	- G	(.013)	(.026)
Distributions from net realized gain	-	- G	- G
Total distributions	- G	(.013)	(.026)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00
Total Return B,C	.04%	1.35%	2.67%
Ratios to Average Net Assets D,F
Expenses before reductions	.56% A	.52%	.50% A
Expenses net of fee waivers, if any	.48% A	.47%	.45% A
Expenses net of all reductions	.48% A	.44%	.38% A
Net investment income	.09% A	1.40%	2.84% A
Supplemental Data
Net assets, end of period (in millions)	$ 6	$ 9	$ 16

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E For the period April 18, 2007 (commencement of sale of shares) to February 29, 2008.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

H For the year ended February 29.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2009 (Unaudited)
(Amounts in thousands except ratios)

1. Organization.

Fidelity California AMT Tax-Free Money Market Fund (the Fund) is a fund of Fidelity California Municipal Trust II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund offers California AMT Tax-Free Money Market, Institutional Class and Service Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after period end through the date that the financial statements were issued, October 9, 2009, have been

Semiannual Report

3. Significant Accounting Policies - continued

evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable.

Investment Transactions and Income. The net asset value per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions, including the Fund's investment activity in the Fidelity Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

The Board of Trustees of the Fund approved the participation by the Fund in the U.S. Treasury Department's Temporary Guarantee Program for Money Market Funds (the "Program") through September 18, 2009. Under the Program, if the Fund's market value per share drops below $0.995 on any day while the Program is in effect, shareholders of record on that date who also held shares in the Fund on September 19, 2008 may be eligible to receive a payment from the U.S. Treasury Department upon liquidation of the Fund. The Fund paid the U.S. Treasury Department fees equal to 0.04% based on the number of shares outstanding as of September 19, 2008 to participate in the Program. The fees are being amortized over the length of the participation in the Program. The expense is borne by the Fund without regard to any expense limitation currently in effect for the Fund.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to deferred trustees compensation.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ -
Unrealized depreciation	-
Net unrealized appreciation (depreciation)	$ -

Cost for federal income tax purposes	$ 2,684,824

Semiannual Report

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .20% of the Fund's average net assets. FMR pays all other fund-level expenses, except the compensation of the independent Trustees and certain exceptions such as interest expense.

In addition, under the expense contract, FMR pays class level expenses for California AMT Tax-Free Money Market so that the total expenses do not exceed .35%, expressed as a percentage of class average net assets, with certain exceptions such as interest expense.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a Service Fee based on an annual percentage of Service Class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Service Fee rate and the total amount paid to and retained by FDC were as follows:

	Service Fee	Paid to FDC	Retained by FDC
Service Class	.25%	$ 8	$ 2

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent, and shareholder servicing agent for the Fund. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, under which FIIOC performs the activities associated with the Fund's transfer, dividend disbursing and shareholder servicing agent functions.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent and Accounting Fees - continued

FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, each class paid the following transfer agent fees:

	Amount	% of Average Net Assets*
California AMT Tax-Free Money Market	$ 577.10
Institutional Class	464.05
Service Class	2.05
	$ 1,043

* Annualized

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

6. Expense Reductions.

FMR contractually agreed to reimburse Institutional Class and Service Class to the extent annual operating expenses, expressed as a percentage of each class' average net assets, exceed .20% and .45%, respectively. Some expenses, for example interest expense, including the fee for participating in the U.S. Treasury Department's Temporary Guarantee Program, are excluded from this reimbursement. During the period, this reimbursement reduced Institutional Class and Service Class expenses by $449 and $2, respectively.

FMR or its affiliates voluntarily agreed to waive certain fees during the period. The amount of the waiver for each class is as follows:

California AMT Tax-Free Money Market	$ -*
Service Class	1
$ 1

* Amount represents less than $1,000.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $5.

Semiannual Report

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended August 31, 2009	Year ended February 28, 2009
From net investment income
California AMT Tax-Free Money Market	$ 1,174	$ 28,242
Institutional Class	2,782	49,005
Service Class	3	220
Total	$ 3,959	$ 77,467
From net realized gain
California AMT Tax-Free Money Market	$ -	$ 443
Institutional Class	-	688
Service Class	-	5
Total	$ -	$ 1,136

8. Share Transactions.

Transactions for each class of shares at a $1.00 per share were as follows:

	Six months ended August 31, 2009	Year ended February 28, 2009
California AMT Tax-Free Money Market Shares sold	202,661	1,482,875
Reinvestment of distributions	1,072	26,208
Shares redeemed	(509,456)	(2,225,022)
Net increase (decrease)	(305,723)	(715,939)
Institutional Class Shares sold	342,437	2,607,136
Reinvestment of distributions	2,474	44,418
Shares redeemed	(757,494)	(3,690,874)
Net increase (decrease)	(412,583)	(1,039,320)
Service Class Shares sold	151	24,433
Reinvestment of distributions	3	219
Shares redeemed	(2,784)	(31,747)
Net increase (decrease)	(2,630)	(7,095)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

The supply of municipal money market securities has fluctuated significantly due to market volatility. As a result, the Fund's cash position may be significant during the period.

Semiannual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on July 15, 2009. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
James C. Curvey
Affirmative	2,788,043,164.54	94.768
Withheld	153,920,307.77	5.232
TOTAL	2,941,963,472.31	100.000
Albert R. Gamper, Jr.
Affirmative	2,790,500,747.28	94.852
Withheld	151,462,725.03	5.148
TOTAL	2,941,963,472.31	100.000
Abigail P. Johnson
Affirmative	2,779,034,879.71	94.462
Withheld	162,928,592.60	5.538
TOTAL	2,941,963,472.31	100.000
Arthur E. Johnson
Affirmative	2,785,063,048.69	94.667
Withheld	156,900,423.62	5.333
TOTAL	2,941,963,472.31	100.000
Michael E. Kenneally
Affirmative	2,788,276,098.94	94.776
Withheld	153,687,373.37	5.224
TOTAL	2,941,963,472.31	100.000
James H. Keyes
Affirmative	2,791,083,278.78	94.871
Withheld	150,880,193.53	5.129
TOTAL	2,941,963,472.31	100.000
Marie L. Knowles
Affirmative	2,787,624,959.03	94.754
Withheld	154,338,513.28	5.246
TOTAL	2,941,963,472.31	100.000
Kenneth L. Wolfe
Affirmative	2,784,214,157.42	94.638
Withheld	157,749,314.89	5.362
TOTAL	2,941,963,472.31	100.000
A Denotes trust-wide proposal and voting results.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity California AMT Tax-Free Money Market Fund

On May 21, 2009, the Board of Trustees, including the Independent Trustees (together, the Board), voted to continue the management contract and subadvisory agreements (together, the Advisory Contracts) for the fund for four months, through September 30, 2009, in connection with the reorganization of the Board's new meeting schedule. The Board considered that the contractual terms of and fees payable under the fund's Advisory Contracts involve no changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the nature or level of services provided under the fund's Advisory Contracts; or (iii) the day-to-day management of the fund or the persons primarily responsible for such management. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through September 30, 2009, with the understanding that the Board will consider their renewal in September 2009.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

Investment Adviser

Fidelity Management & Research
Company

Boston, MA

Investment Sub-Adviser

Fidelity Investments Money
Management, Inc.

FIL Investment Advisors

FIL Investment Advisors
(U.K.) Ltd.

Fidelity Research & Analysis Company

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan), Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Citibank, N.A.

New York, NY

Fidelity Service Company, Inc.

Boston, MA

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) 1-800-544-5555

Automated line for quickest service

SCM-USAN-1009
1.855633.102

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity California Municipal Trust II's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity California Municipal Trust II's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity California Municipal Trust II

By:	/s/ John R. Hebble
John R. Hebble
President and Treasurer

Date:	October 27, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John R. Hebble
John R. Hebble
President and Treasurer

Date:	October 27, 2009
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	October 27, 2009